Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Omagine, Inc.
Entity Central Index Key	0000820600
Trading Symbol	omag
Entity Filer Category	Smaller Reporting Company
Document Type	S-1/A
Document Period End Date	Sep 30, 2012
Amendment Flag	true
Amendment Description	PRELIMINARY PROSPECTUS, SUBJECT TO COMPLETION, DATED JANUARY 25, 2013
Document Fiscal Year Focus	2012

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 207,159	$ 235,381	$ 148,217
Prepaid expenses and other current assets	12,794	19,826	150
Total Current Assets	219,953	255,207	148,367
PROPERTY AND EQUIPMENT:
Office and computer equipment	138,745	132,570	132,570
General plant		17,800	17,800
Furniture and fixtures		15,951	15,951
Leasehold improvements		866	866
Property and equipment, gross	138,745	167,187	167,187
Less accumulated depreciation and amortization	(132,687)	(164,730)	(160,990)
Property and equipment, total	6,058	2,457	6,197
Other assets	12,161	12,161	13,361
TOTAL ASSETS	238,172	269,825	167,925
CURRENT LIABILITIES:
Convertible notes payable and accrued interest	366,612	647,949	596,888
Accounts payable	137,096	386,294	403,095
Accrued officers' payroll	421,116	529,300	457,299
Due officers and directors		16,864	8,205
Accrued expenses and other current liabilities	92,808	87,111	50,483
Total Current Liabilities	1,017,632	1,667,518	1,515,970
Long Term Liabilities
TOTAL LIABILITIES	1,017,632	1,667,518	1,515,970
STOCKHOLDERS' DEFICIT: ( - As Restated - Note 10)
Preferred stock: $0.001 par value, Authorized: 850,000 shares, Issued and outstanding: - none
Common Stock, value	14,369	12,854	12,108
Capital in excess of par value	23,393,242	20,621,545	18,913,269
Deficit accumulated prior to development stage commencing on October 11, 2005 ( As Restated - Note 10)	(9,201,144)	(9,201,144)	(9,201,144)
Deficit accumulated during the development stage commencing October 11, 2005 ( As Restated - Note 10)	(15,007,081)	(12,876,729)	(11,072,278)
Total Omagine, Inc. stockholders' deficit	(800,614)	(1,443,109)	(1,348,045)
Noncontrolling interests in Omagine LLC	21,154	45,416
Total Stockholders' Deficit	(779,460)	(1,397,693)	(1,348,045)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	238,172	269,825	167,925
Committed to be issued
STOCKHOLDERS' DEFICIT: ( - As Restated - Note 10)
Common Stock, value		$ 365

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	850,000	850,000	850,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	14,369,041	12,853,701	12,107,646
Common stock, shares outstanding	14,369,041	12,853,701	12,107,646
Committed to be issued
Common stock, shares issued	0	365,000	0

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		75 Months Ended		84 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011		Sep. 30, 2012
REVENUE:
Total revenue										[1]
OPERATING EXPENSES:
Officers and directors compensation (including stock-based compensation of $266,302, $18,433, $875,156, $148,049, $1,810,057, $333,730 , $263,772 and $934,901, respectively)	342,552	97,683	1,105,406	365,549	466,230	453,772	2,288,068	[1]	3,393,474	[1]
Professional fees	8,615	34,425	22,977	89,580	144,586	200,670	1,297,654	[1]	1,320,631	[1]
Consulting fees (including stock-based compensation of $173,967, $4,692, $525,151, $20,826, $ 570,188, $325,228, $ 18,768 and $381,532, respectively)	192,509	90,409	553,413	139,809	413,130	52,207	1,223,650	[1]	1,777,063	[1]
Commitment fees				300,000	300,000		300,000	[1]	300,000	[1]
Travel	46,938	23,119	118,413	77,109	114,908	180,418	858,138	[1]	976,551	[1]
Occupancy	30,058	27,412	88,733	110,620	133,118	136,067	740,462	[1]	829,195	[1]
Other selling general and administrative (including sponsorship fee of $30,220 in 2012 periods)	81,578	52,027	234,994	167,871	196,956	215,141	1,447,076	[1]	1,682,070	[1]
Total Costs and Expenses	702,250	325,075	2,123,936	1,250,538	1,768,928	1,238,275	8,155,048	[1]	10,278,984	[1]
OPERATING LOSS	(702,250)	(325,075)	(2,123,936)	(1,250,538)	(1,768,928)	(1,238,275)	(8,155,048)	[1]	(10,278,984)	[1]
OTHER (EXPENSE) INCOME (As Restated - Note 10)
Settlement of Qatar Real Estate development dispute							1,004,666	[1]	1,004,666	[1]
Impairment of goodwill							(5,079,919)	[1]	(5,079,919)	[1]
Interest expense	(7,867)	(14,032)	(30,678)	(41,419)	(55,679)	(38,726)	(207,711)	[1]	(238,389)	[1]
Amortization of Debt discount							(93,910)	[1]	(93,910)	[1]
Interest income							8,805	[1]	8,805	[1]
Other (Expense) - Net	(7,867)	(14,032)	(30,678)	(41,419)	(55,679)	(38,726)	(4,368,069)	[1]	(4,398,747)	[1]
NET LOSS FROM DEVELOPMENT STAGE ENTITY - CONTINUING OPERATIONS DEVELOPMENT ( As Restated - Note 10)	(710,117)	(339,107)	(2,154,614)	(1,291,957)	(1,824,607)	(1,277,001)	(12,523,117)	[1]	(14,677,731)	[1]
Add net loss attributable to noncontrolling interests in Omagine LLC	3,623	1,644	24,262	1,644	20,156		20,156	[1]	44,418	[1]
NET LOSS ATTRIBUTABLE TO OMAGINE, INC. (As Restated - Note 10)	(706,494)	(337,463)	(2,130,352)	(1,290,313)	(1,804,451)	(1,277,001)	(12,502,961)	[1]	(14,633,313)	[1]
LOSS FROM DISCONTINUED OPERATIONS - SPORTS APPAREL							(345,990)	[1]	(345,990)	[1]
NET LOSS ACCUMULATED DURING DEVELOPMENT STAGE	(706,494)	(337,463)	(2,130,352)	(1,290,313)	(1,804,451)	(1,277,001)	(12,848,951)	[1]	(14,979,303)	[1]
Net preferred stock dividends							(27,778)	[1]	(27,778)	[1]
LOSS APPLICABLE TO COMMON SHAREHOLDERS	$ (706,494)	$ (337,463)	$ (2,130,352)	$ (1,290,313)	$ (1,804,451)	$ (1,277,001)	$ (12,876,729)	[1]	$ (15,007,081)	[1]
LOSS PER SHARE - BASIC AND DILUTED (in dollars per share)	$ (0.05)	$ (0.03)	$ (0.15)	$ (0.1)	$ (0.14)	$ (0.11)	$ (1.49)	[1]	$ (1.61)	[1]
LOSS PER SHARE - CONTINUING OPERATIONS - REAL ESTATE DEVELOPMENT (in dollars per share)							$ (1.45)	[1]	$ (1.57)	[1]
LOSS PER SHARE DISCONTINUED OPERATIONS - SPORTS APPAREL (in dollars per share)							$ (0.04)	[1]	$ (0.04)	[1]
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED (in shares)	14,369,041	12,808,779	14,094,677	12,608,235	12,799,508	11,828,511	8,613,755	[1]	9,298,870	[1]

[1]	As Restated - Note 10

CONSOLIDATED STATEMENTS OF OPERATIONS (Parentheticals) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		75 Months Ended		84 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011		Sep. 30, 2012
Income Statement [Abstract]
Stock-based compensation, officers and directors	$ 266,302	$ 18,433	$ 875,156	$ 148,049	$ 333,730	$ 263,772	$ 934,901	[1]	$ 1,810,057	[1]
Stock-based compensation, consulting fees	173,967	4,692	525,151	20,826	325,228	18,768	381,532	[1]	570,188	[1]
Sponsorship fee	$ 30,220		$ 30,220						$ 30,220	[1]

[1]	As Restated - Note 10

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Preferred Stock	Common Stock Issued and Outstanding	Common Stock Committed to be issued	Capital In Excess Par Value	Deficit Accumulated Prior to Development Stage Commencing October 11, 2005		Deficit Accumulated During the Development Stage Commencing October 11,2005		Noncontrolling Interests In Omagine Llc		Total
Balances at Oct. 10, 2005	$ 108	$ 5,668		$ 13,797,424	$ (9,201,144)						$ 4,602,056
Balances (in shares) at Oct. 10, 2005	108,350	5,667,569
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred stock for common stock	(1)	10		(9)
Conversion of preferred stock for common stock (in shares)	(1,250)	10,000
Issuance of preferred stock dividends in common stock				1,457							1,457
Issuance of preferred stock dividends in common stock (shares)		348
Beneficial conversion feature of Convertible Debenture				132,208							132,208
Value of warrant attached to Convertible Debenture				69,421							69,421
Reduction of preferred stock dividends accrual							116,705				116,705
Net loss							(5,534,319)				(5,534,319)
Balances at Dec. 31, 2005	107	5,678		14,000,501	(9,201,144)	[1]	(5,417,614)	[1]			(612,472)
Balances (in shares) at Dec. 31, 2005	107,100	5,677,917				[1]		[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash		10		19,990		[1]		[1]			20,000
Issuance of common stock for cash (in shares)		10,000				[1]		[1]
Issuance of common stock upon conversion of debentures		495		196,882		[1]		[1]			197,377
Issuance of common stock upon conversion of debentures (in shares)		495,032
Conversion of preferred stock for common stock	(20)	161		(141)		[1]		[1]
Conversion of preferred stock for common stock (in shares)	(20,163)	161,300
Issuance of preferred stock dividends in common stock		78		63,946		[1]		[1]			64,024
Issuance of preferred stock dividends in common stock (shares)		78,343
Stock option expense				56,791		[1]		[1]			56,791
Beneficial conversion feature of Convertible Debenture				52,778		[1]		[1]			52,778
Preferred stock dividends						[1]	(21,042)	[1]			(21,042)
Net loss						[1]	(767,951)	[1]			(767,951)
Balances at Dec. 31, 2006	87	6,422		14,390,747	(9,201,144)	[1]	(6,206,607)	[1]			(1,010,495)
Balances (in shares) at Dec. 31, 2006	86,937	6,422,592
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for consulting services		1		749		[1]		[1]			750
Issuance of common stock for consulting services (in shares)		1,250
Issuance of common stock for cash		570		754,430		[1]		[1]			755,000
Issuance of common stock for cash (in shares)		570,000
Purchase of common stock for cash				(3)		[1]		[1]			(3)
Purchase of common stock for cash (in shares)		(2)
Issuance of common stock upon conversion of debentures		548		126,396		[1]		[1]			126,944
Issuance of common stock upon conversion of debentures (in shares)		547,526
Issuance of common stock in payment of accounts payable		560		341,470		[1]		[1]			342,030
Issuance of common stock in payment of accounts payable (in shares)		560,067
Issuance of common stock upon exercise of warrants		296		1,038,829		[1]		[1]			1,039,125
Issuance of common stock upon exercise of warrants (in shares)		295,866
Preferred stock and dividends converted to common stock	(87)	720		122,808		[1]		[1]			123,441
Preferred stock and dividends converted to common stock (in shares)	(86,937)	720,188
Cancellation of common stock issued for consulting services		(9)		(10,942)		[1]		[1]			(10,951)
Cancellation of common stock issued for consulting services (in shares)		(9,000)
Stock option expense				20,187		[1]		[1]			20,187
Preferred stock dividends						[1]	(123,441)	[1]			(123,441)
Net loss						[1]	(1,043,190)	[1]			(1,043,190)
Balances at Dec. 31, 2007		9,108		16,784,671	(9,201,144)	[1]	(7,373,238)	[1]			219,397
Balances (in shares) at Dec. 31, 2007		9,108,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for consulting services		3		7,498		[1]		[1]			7,501
Issuance of common stock for consulting services (in shares)		2,230
Issuance of common stock for cash		110		235,090		[1]		[1]			235,200
Issuance of common stock for cash (in shares)		109,500
Stock option expense				60,629		[1]		[1]			60,629
Contribution of common stock to 401K Plan		20		52,480		[1]		[1]			52,500
Contribution of common stock to 401(k) Plan (in shares)		20,192
Issuance of common stock in satisfaction of SEDA commitment fees		46		149,954		[1]		[1]			150,000
Issuance of common stock for SEDA commitment fees (in shares)		45,830
Cancellation of common stock		(9)		9		[1]		[1]
Cancellation of common stock (in shares)		(8,712)
Net loss						[1]	(1,307,630)	[1]			(1,307,630)
Balances at Dec. 31, 2008		9,278		17,290,331	(9,201,144)	[1]	(8,680,868)	[1]			(582,403)
Balances (in shares) at Dec. 31, 2008		9,277,527
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash		2		1,398		[1]		[1]			1,400
Issuance of common stock for cash (in shares)		2,000
Stock option expense				112,328		[1]		[1]			112,328
Contribution of common stock to 401K Plan		72		72,428		[1]		[1]			72,500
Contribution of common stock to 401(k) Plan (in shares)		72,500
Sale of stock under Stock Equity Distribution Agreement		1,309		553,691		[1]		[1]			555,000
Sale of stock under Stock Equity Distribution Agreement (in shares)		1,308,877
Net loss						[1]	(1,114,409)	[1]			(1,114,409)
Balances at Dec. 31, 2009		10,661		18,030,176	(9,201,144)		(9,795,277)				(955,584)
Balances (in shares) at Dec. 31, 2009		10,660,904
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for stock splits (in shares)		22
Issuance of common stock for cash		337		304,163		[1]		[1]			304,500
Issuance of common stock for cash (in shares)		336,972
Stock option expense				110,040							110,040
Contribution of common stock to 401K Plan		290		72,210							72,500
Contribution of common stock to 401(k) Plan (in shares)		289,996
Issuance of common stock in payment of salaries payable		82		99,918							100,000
Issuance of common stock in payment of salaries payable (in shares)		82,305
Issuance of common stock for stockholder investor relations		119		47,381							47,500
Issuance of common stock for stockholder investor relations (in shares)		118,750
Sale of stock under Stock Equity Distribution Agreement		619		249,381							250,000
Sale of stock under Stock Equity Distribution Agreement (in shares)		618,697
Net loss							(1,277,001)				(1,277,001)
Balances at Dec. 31, 2010		12,108		18,913,269	(9,201,144)		(11,072,278)				(1,348,045)
Balances (in shares) at Dec. 31, 2010		12,107,646
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash		131		264,869		[1]		[1]			265,000
Issuance of common stock for cash (in shares)		130,438
Stock option expense				92,498							92,498
Contribution of common stock to 401K Plan		52		72,448							72,500
Contribution of common stock to 401(k) Plan (in shares)		51,784
Issuance of common stock in satisfaction of SEDA commitment fees		244		299,756							300,000
Issuance of common stock for SEDA commitment fees (in shares)		244,216
Sale of stock under Stock Equity Distribution Agreement (Old)		193		164,807							165,000
Sale of stock under Stock Equity Distribution Agreement (Old) (in shares)		193,442
Sale of stock under Stock Equity Distribution Agreement (New)		111		229,889							230,000
Sale of stock under Stock Equity Distribution Agreement (New) (in shares)		111,175
Stock grant to consultant		15		6,735							6,750
Stock grant to consultant (in shares)		15,000
Stock options exercised by officers			150	187,350							187,500
Stock options exercised by officers (in shares)			150,000
Stock grants to foreign consultants			215	299,495							299,710
Stock grants to foreign consultants (in shares)			215,000
Adjustments for noncontrolling interests in Omagine LLC				90,429					45,416		135,845
Net loss							(1,804,451)				(1,804,451)
Balances at Dec. 31, 2011		12,854	365	20,621,545	(9,201,144)		(12,876,729)		45,416		(1,397,693)
Balances (in shares) at Dec. 31, 2011		12,853,701	365,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for consulting services											3,248
Issuance of common stock for consulting services (in shares)											1,994
Issuance of common stock for cash											89,932
Issuance of common stock for cash (in shares)											68,480
Stock option expense				1,320,807							1,320,807
Contribution of common stock to 401K Plan		51		76,199							76,250
Contribution of common stock to 401(k) Plan (in shares)		50,834
Sale of stock under Stock Equity Distribution Agreement (New)		68		89,932							90,000
Sale of stock under Stock Equity Distribution Agreement (New) (in shares)		68,480
Stock grant to consultant		2		3,248							3,250
Stock grant to consultant (in shares)		1,994
Stock options exercised by officers		150	(150)
Stock options exercised by officers (in shares)		150,000	(150,000)
Stock grants to foreign consultants		215	(215)
Stock grants to foreign consultants (in shares)		215,000	(215,000)
Stock Grant to a stockholder relations agent for fees		15		14,985							15,000
Stock Grant to a stockholder relations agent for fees (in shares)		15,000
Issuance of Common Stock for Rights Offering			1,014	1,266,526							1,267,540
Issuance of Common Stock for Rights Offering (in shares)			1,014,032								68,480
Issuance of Common Stock committed for Rights Offering		1,014	(1,014)
Issuance of Common Stock committed for Rights Offering (in shares)		1,014,032	(1,014,032)
Adjustments for noncontrolling interests in Omagine LLC									(24,262)	[1]	(24,262)
Net loss							(2,130,352)	[1]			(2,130,352)
Balances at Sep. 30, 2012		$ 14,369		$ 23,393,242	$ (9,201,144)	[1]	$ (15,007,081)	[1]	$ 21,154		$ (779,460)
Balances (in shares) at Sep. 30, 2012		14,369,041

[1]	As Restated - Note 10

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		75 Months Ended		84 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011		Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Omagine, Inc.	$ (2,130,352)	$ (1,290,313)	$ (1,804,451)	$ (1,277,001)	$ (12,502,961)	[1]	$ (14,633,313)	[1]
Adjustments to reconcile net loss to net cash flows used by operating activities:
Loss from discontinued operations - Sports Apparel					(345,990)	[1]	(345,990)	[1]
Net loss attributable to noncontrolling interests in Omagine LLC	(24,262)	(1,644)	(20,156)		(20,156)	[1]	(44,418)	[1]
Depreciation and amortization	2,574	2,805	3,740	4,022	157,453	[1]	160,027	[1]
Impairment of Goodwill					5,079,919	[1]	5,079,919	[1]
Stock based compensation related to stock options	1,320,807	69,374	92,498	110,040	452,473	[1]	1,773,280	[1]
Issuance of Common Stock for Consulting fees	3,250	6,750	6,750		15,001	[1]	18,251	[1]
Issuance of Common Stock for 401K Plan contributions	76,250	72,500	72,500	72,500	270,000	[1]	346,250	[1]
Issuance of Common Stock for stockholder investor relations	15,000			47,500	47,500	[1]	62,500	[1]
Issuance of Common Stock to foreign consultants			299,710		299,710	[1]	299,710	[1]
Cancellation of Common Stock issued for consulting services					(10,951)	[1]	(10,951)	[1]
Issuance of Common Stock in satisfaction of the New SEDA commitment fees		300,000	300,000		450,000	[1]	450,000	[1]
Changes in operating assets and liabilities:
Prepaid expenses, other current assets and other assets	7,032	350	(18,476)	95	(18,228)	[1]	(11,196)	[1]
Accounts receivable					86,665	[1]	86,665	[1]
Inventories					65,401	[1]	65,401	[1]
Other assets					(235)	[1]	(235)	[1]
Accounts payable	(240,198)	53,389	(16,800)	(52,629)	405,735	[1]	165,537	[1]
Customer deposits					(43,212)	[1]	(43,212)	[1]
Accrued expenses and other current liabilities	5,697	16,072	36,628	22,752	37,239	[1]	42,936	[1]
Accrued interest payable on convertible debentures	(4,694)	38,191	51,061	33,424	158,585	[1]	153,891	[1]
Accrued officers' payroll	119,250	177,501	259,501	230,299	945,635	[1]	1,064,885	[1]
Net cash flows used by operating activities	(849,646)	(555,025)	(737,495)	(808,998)	(4,470,417)	[1]	(5,320,063)	[1]
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(6,175)			(1,158)	(32,173)	[1]	(38,348)	[1]
Net cash flows used by investing activities	(6,175)			(1,158)	(32,173)	[1]	(38,348)	[1]
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans from officers and directors	5,960	8,659	8,659	(1,948)	(30,883)	[1]	(24,923)	[1]
Proceeds from the issuance of Convertible Debentures				250,000	790,000	[1]	790,000	[1]
Proceeds from sale of Common Stock	90,000	500,000	660,000	554,500	2,781,100	[1]	2,871,100	[1]
Proceeds from exercise of common stock options and warrants					1,039,125	[1]	1,039,125	[1]
Purchase of Common Stock					(3)	[1]	(3)	[1]
Capital contributions from noncontrolling interests in Omagine LLC		156,000	156,000		156,000	[1]	156,000	[1]
Proceeds from the Rights Offering concluded March 30, 2012	731,639						731,639	[1]
Net cash flows provided by financing activities	827,599	664,659	824,659	802,552	4,735,339	[1]	5,562,938	[1]
NET INCREASE ( DECREASE) IN CASH	(28,222)	109,634	87,164	(7,604)	232,749	[1]	204,527	[1]
CASH BEGINNING OF PERIOD	235,381	148,217	148,217	155,821	2,632		2,632
CASH END OF PERIOD	207,159	257,851	235,381	148,217	235,381		207,159
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid	1,263	1,289	1,289	3,031	4,320	[1]	5,583	[1]
Interest paid	8,247				25,679	[1]	33,926	[1]
Acquisition of Journey of Light , Inc. through issuance of common stock and warrants:
Fair value of assets acquired					49,146	[1]	49,146	[1]
Goodwill acquired					5,079,919	[1]	5,079,919	[1]
Fair value of liabilities assumed					(243,782)	[1]	(243,782)	[1]
Acquisition of Journey of Light, Inc. through issuance of common stock and warrants					4,885,283	[1]	4,885,283	[1]
Issuance of convertible notes in satisfaction of accrued officer payroll							182,015	[1]
Issuance of Common Stock on conversion of Debentures and accrued interest					126,944	[1]	126,944	[1]
Issuance of Common Stock in payment of accounts payable					342,030	[1]	342,030	[1]
Preferred stock dividends paid in Common Stock					102,399	[1]	102,399	[1]
Issuance of Common Stock to two officers,pursuant to exercise of stock options granted, satisfied by the reduction of salaries payable to them		187,500	187,500		187,500	[1]	187,500	[1]
Issuance of Common Stock in satisfaction of salaries payable				100,000	100,000	[1]	100,000	[1]
Stock subscriptions from rights offering concluded March 30, 2012	1,267,540						1,267,540	[1]
Less stock subscriptions satisfied through reduction of debt:
Convertible notes payable and accrued interest	(276,643)						(276,643)	[1]
Accounts payable	(9,000)						(9,000)	[1]
Accrued officers' payroll	(227,434)						(227,434)	[1]
Due officers and directors	(22,824)						(22,824)	[1]
Total	(535,901)						(535,901)	[1]
Stock subscriptions satisfied through payment to Stock Transfer Agent agency account (collected by the Company on April 5, 2012)	$ 731,639						$ 731,639	[1]

[1]	As Restated - Note 10

NATURE OF THE BUSINESS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
NATURE OF THE BUSINESS AND BASIS OF PRESENTATION
NOTE 1 - NATURE OF THE BUSINESS AND BASIS OF PRESENTATION:

Nature of the Business

Omagine, Inc. (“Omagine”) is a holding company incorporated in Delaware in October 2004 which operates through its wholly owned subsidiary, Journey of Light, Inc. (“JOL”) and its 60% owned subsidiary Omagine LLC (“LLC”). Omagine, JOL and LLC are collectively referred to as the “Company”. Both JOL and LLC are in the real estate development business. LLC is a limited liability Omani real estate development company which was organized on November 23, 2009 under the laws of the Sultanate of Oman. Journey of Light Inc. (“JOL”) was acquired by the Company in October 2005.

During 2005, 2006 and 2007 the Company had minimal operations and revenue from its other two then wholly-owned subsidiaries – Ty-Breakers Corp. (“Ty-Breakers”) and Contact Sports, Inc. (“Contact”). The businesses of both Ty-Breakers and Contact were discontinued during 2007 and Ty-Breakers and Contact were merged with and into their parent company in March 2008. On May 1, 2006 a contract dispute between JOL and the State of Qatar regarding the proposed development of a real-estate project in Doha, Qatar was settled by the State of Qatar paying JOL $1 million.

The Company is a development stage entity (DSE) focused on entertainment, hospitality and real-estate development opportunities in the Middle East & North Africa (the “MENA Region”).

Basis of Presentation

The Company’s financial statements are presented herein in accordance with the guidance provided by ASC 915 promulgated by the Financial Accounting Standards Board for DSE financial statements.

The Company has experienced long delays in the start of its operations in Oman and its planned activities have not yet generated revenue. The Company has funded its operating losses to date primarily through the sale of its common stock via private placements, a rights offering to its shareholders and pursuant to a standby equity distribution agreement with an investment fund. Accordingly, its financial statements have been presented in DSE format since the date of the acquisition of JOL on October 11, 2005, the date of inception of the DSE period, to September 30, 2012.

Principles of Consolidation - The consolidated financial statements include the accounts of Omagine, JOL and LLC. All inter-company transactions have been eliminated in consolidation.

The consolidated balance sheet for the Company at the end of the preceding fiscal year has been derived from the audited balance sheet and notes thereto contained in the Company’s second amended annual report on Form 10-K/A for the Company’s fiscal year ended December 31, 2011 filed with the Securities & Exchange Commission (SEC) on January 22, 2013 (the “2nd Amended 10-K/A”) and is presented herein for comparative purposes. All other financial statements are unaudited. In the opinion of management, all adjustments, which include only normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for all periods presented, have been made. The results of operations for the interim periods presented herein are not necessarily indicative of operating results for the respective full years.

Certain footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been omitted in accordance with the published rules and regulations of the SEC. These financial statements should be read in conjunction with the financial statements and notes thereto included in the 2nd Amended 10-K/A.

Income Taxes - The Company is subject to income taxes at both the federal and state level. Separate state income tax returns are filed with each state in which the Company is incorporated or qualified as a foreign corporation. Other than LLC which is subject to income taxes in Oman, the Company is not presently subject to income taxes in any foreign country.

The Company reports interest and penalties as income tax expense.

Deferred tax assets and liabilities are recognized based on differences between the book and tax bases of assets and liabilities using presently enacted income tax rates. The Company establishes a provision for income taxes by applying the provisions of the applicable enacted tax laws to taxable income, if any, for that period. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Stock-based Compensation - Stock-based compensation is accounted for at fair value in accordance with Accounting Standards Codification (“ASC”) 718, “Compensation – Stock Compensation”. For stock options granted, we have recognized compensation expense based on the estimated grant date fair value method using the Black-Scholes valuation model. For these awards, we have recognized compensation expense using a straight-line amortization method. ASC 718 requires that stock-based compensation expense be based on awards that are ultimately expected to vest. Stock option expense for the nine months ended September 30, 2012 and 2011 was $1,320,807 and $69,374, respectively. See Note 5.

Loss Per Share –Basic loss per share is based upon the weighted-average number of common shares outstanding during the period. Diluted loss per share is based upon the weighted-average number of common shares and dilutive securities (such as stock options and convertible securities) outstanding during the period. Dilutive securities having an anti-dilutive effect on diluted loss per share are excluded from the calculation.

For the nine months ended September 30, 2012 and 2011, diluted shares outstanding excluded the following dilutive securities as the effect of their inclusion would be anti-dilutive:

	Shares Issuable
	Nine Months Ended September 30,
	2012	2011
Convertible Notes	151,955	283,006
Stock Options	2,281,000	324,000
Warrants	6,363,674	0
Total Shares of Common Stock Issuable	8,796,629	607,006

Non-controlling Interests in Omagine LLC - As of the date of this report LLC is owned 60% by Omagine. In May 2011, Omagine, JOL and three new investors entered into a shareholders’ agreement (the “Shareholder Agreement”) pursuant to which Omagine’s 100% ownership of LLC was reduced to 60%. As of the date hereof the shareholders of Omagine LLC and their associated ownership percentages as registered with the Government of Oman are as follows:

Omagine, Inc.	60%
Office of Royal Court Affairs	25%
Consolidated Contracting Company S.A.	10%
Consolidated Contractors (Oman) Company LLC	5%

The Office of Royal Court Affairs (“RCA”) is an organization representing the personal interests of His Majesty Sultan Qaboos bin Said, the ruler of Oman.

Consolidated Contractors International Company, SAL, (“CCIC”) is a 60 year old Lebanese multi-national company headquartered in Athens, Greece. CCIC has approximately five and one-half (5.5) billion dollars in annual revenue, one hundred twenty thousand (120,000) employees worldwide, and operating subsidiaries in among other places, every country in the Middle East.

Consolidated Contracting Company S.A. is a wholly owned subsidiary of CCIC and is its investment arm.

Consolidated Contractors (Oman) Company LLC, is a construction company with approximately 13,000 employees in Oman.

Reclassifications – Certain 2011 account balances have been reclassified to conform to the current year’s presentation.

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs,” (“ASU 2011-04”). ASU 2011-04 expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively. This guidance will be effective for the Company beginning January 1, 2012. The Company anticipates that the adoption of this standard will not materially affect its consolidated financial statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income,” (“ASU 2011-05”). ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in equity. ASU 2011-05 requires that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. This new guidance is to be applied retrospectively. This guidance became effective for the Company beginning January 1, 2012. The Company anticipates that the adoption of this standard will not change the presentation of its consolidated financial statements.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment” (“ASU 2011-08”). This ASU is intended to simplify how entities test goodwill for impairment and permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We do not expect this ASU will have an impact on our Consolidated Financial Statements.

In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet (Topic 210)—Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). The update requires entities to disclose information about offsetting and related arrangements of financial instruments and derivative instruments. The ASU is effective for annual periods beginning on or after January 1, 2013 and interim periods therein. The Company is currently evaluating the impact this update will have on our consolidated financial statements.

In December 2011, FASB issued ASU No. 2011−12, “Comprehensive Income - Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011−12”). Among the new provisions in ASU 2011-05 was a requirement for entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements); however this reclassification requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date.

Certain other accounting pronouncements have been issued by the FASB and other standard setting organizations which are not yet effective and therefore have not yet been adopted by the Company. The impact on the Company’s financial position and results of operations from adoption of these standards is not expected to be material.

NOTE 1	NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Nature of the Business

Omagine, Inc. (“Omagine”) is a holding company incorporated in Delaware in October 2004 which operates through its wholly owned subsidiary, Journey of Light, Inc. (“JOL”) and its 60% owned subsidiary Omagine LLC (“LLC”). Omagine, JOL and LLC are collectively referred to as the “Company”. Both JOL and LLC are in the real estate development business. LLC is the local real estate development company established to do business in Oman.

Journey of Light Inc. (“JOL”) was acquired by the Company in October 2005. During 2005, 2006 and 2007 the Company had minimal operations and  revenue from  its other two then wholly-owned subsidiaries – Ty-Breakers Corp. (“Ty-Breakers”) and Contact Sports, Inc. (“Contact”). The businesses of both Ty-Breakers and Contact were discontinued during 2007 and Ty-Breakers and Contact were merged with and into their parent company in March 2008. On May 1, 2006 a contract dispute between JOL and the State of Qatar regarding the proposed development of a real-estate project in Doha, Qatar was settled by the State of Qatar paying JOL $1 million.

The Company is a development stage entity (DSE) focused on entertainment, hospitality and real-estate development opportunities in the Middle East & North Africa (the “MENA Region”).

Summary of Significant Accounting Policies

Basis of Presentation – The Company’s financial statements are presented herein in accordance with the guidance provided by ASC 915 promulgated by the Financial Accounting Standards Board for DSE financial statements.

The Company has experienced long delays in the start of its operations in Oman and its planned activities have not yet generated revenue. The Company has funded its operating losses to date primarily through the sale of its common stock via private placements, a rights offering to its shareholders and pursuant to a standby equity distribution agreement with an investment fund. Accordingly, its financial statements have been presented in DSE format since the date of the acquisition of JOL on October 11, 2005, the date of inception of the DSE period to December 31, 2011.

Principles of Consolidation - The consolidated financial statements include the accounts of Omagine, JOL and LLC. LLC is an Omani corporation, which was organized under the laws of the Sultanate of Oman on November 23, 2009. All inter-company transactions have been eliminated in consolidation.

Financial Instruments - Financial instruments include cash, convertible notes payable and accrued interest, accounts payable, accrued officer payroll, due officers and directors, and accrued expenses and other current liabilities. The amounts reported for financial instruments are considered to be reasonable approximations of their fair values, based on market information available to management.

Cash and Cash Equivalents – The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents. At December 31, 2011, cash includes approximately $129,000 in an Oman bank account not covered by FDIC insurance.

Estimates and Uncertainties - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results, as determined at a later date, could differ from those estimates.

Revenue Recognition - The Company follows the guidelines of SEC Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements" (SAB101). In the event that a subsidiary of the Company signs a development agreement with the Government of Oman, such subsidiary will recognize revenue ratably over the development period, measured by methods appropriate to the services or products provided.

Property and Equipment - Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets.

Income Taxes - The Company is subject to income taxes at both the federal and state level. Separate state income tax returns are filed with each state in which the Company is incorporated or qualified as a foreign corporation. Other than LLC which is subject to income taxes in Oman, the Company is not presently subject to income taxes in any foreign country.

The Company reports interest and penalties as income tax expense.

Deferred tax assets and liabilities are recognized based on differences between the book and tax bases of assets and liabilities using presently enacted income tax rates. The Company establishes a provision for income taxes by applying the provisions of the applicable enacted tax laws to taxable income, if any, for that period. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Stock-based Compensation - Stock-based compensation is accounted for at fair value in accordance with Accounting Standards Codification (“ASC”) 718, “Compensation – Stock Compensation”. For stock options granted, we have recognized compensation expense based on the estimated grant date fair value method using the Black-Scholes valuation model. For these awards, we have recognized compensation expense using a straight-line amortization method. ASC 718 requires that stock-based compensation expense be based on awards that are ultimately expected to vest. Stock option expense for the years ended December 31, 2011 and 2010 were $92,498 and $110,040, respectively. See Note 5.

Earnings (Loss) Per Share – Basic earnings (loss) per share is based upon the weighted - average number of common shares outstanding during that period. Diluted earnings (loss) per share is based upon the weighted –average number of common shares and dilutive securities (such as stock options and convertible securities) outstanding. Dilutive securities having an anti-dilutive effect on diluted earnings (loss) per share are excluded from the calculation.

For the years ended December 31, 2011 and 2010, the shares of common stock (“Common Stock”) underlying the following dilutive securities were excluded from the calculation of diluted shares outstanding as the effect of their inclusion would be anti-dilutive:

	Shares Issuable
	Years Ended December 31,
	2011	2010
Convertible Notes	288,621	266,341
Stock Options	284,000	404,000
Total Shares of Common Stock Issuable	572,621	670,341

Non-controlling Interests in Omagine LLC - As of the date of this report LLC is owned 60% by Omagine. In May 2011, Omagine, JOL and three new investors entered into a shareholders’ agreement (the “Shareholder Agreement”) pursuant to which Omagine’s 100% ownership of LLC was reduced to 60%. On September 13, 2011, the Ministry of Commerce and Industry of Oman delivered to Omagine LLC a copy of the official registration of the following persons and their ownership percentages as recorded and registered as Omagine LLC’s shareholders with the Government of Oman:

Omagine, Inc. (60%)
Office of Royal Court Affairs (25%)
Consolidated Contracting Company S.A. (10% ) and
Consolidated Contractors (Oman) Company LLC (5%)

The Office of Royal Court Affairs (“RCA”) is an organization representing the personal interests of His Majesty Sultan Qaboos bin Said, the ruler of Oman.

Consolidated Contractors International Company, SAL, (“CCIC”) is a 60 year old Lebanese multi-national company headquartered in Athens, Greece. In 2010 CCIC had approximately five and one-half (5.5)  billion dollars in annual revenue, one hundred twenty thousand (120,000) employees worldwide, and operating subsidiaries in among other places, every country in the Middle East.

Consolidated Contracting Company S.A. is a wholly owned subsidiary of CCIC and is its investment arm.

Consolidated Contractors (Oman) Company LLC, is a construction company with approximately 13,000 employees in Oman.

Reclassifications – Certain 2010 account balances have been reclassified to conform to the current year’s presentation.

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs,” (“ASU 2011-04”). ASU 2011-04 expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively. This guidance will be effective for the Company beginning January 1, 2012. The Company anticipates that the adoption of this standard will not materially affect its consolidated financial statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income,” (“ASU 2011-05”). ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in equity. ASU 2011-05 requires that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. This new guidance is to be applied retrospectively. This guidance will be effective for the Company beginning January 1, 2012. The Company anticipates that the adoption of this standard will not change the presentation of its consolidated financial statements.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment” (“ASU 2011-08”). This ASU is intended to simplify how entities test goodwill for impairment and permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We do not expect this ASU will have an impact on our Consolidated Financial Statements.

In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet (Topic 210)—Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). The update requires entities to disclose information about offsetting and related arrangements of financial instruments and derivative instruments.  The ASU is effective for annual periods beginning on or after January 1, 2013 and interim periods therein. The Company is currently evaluating the impact this update will have on our consolidated financial statements.

In December 2011, FASB issued ASU No. 2011−12, “Comprehensive Income - Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011−12”).  Among the new provisions in ASU 2011-05 was a requirement for entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements); however this reclassification requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date.

Certain other accounting pronouncements have been issued by the FASB and other standard setting organizations which are not yet effective and therefore have not yet been adopted by the Company. The impact on the Company’s financial position and results of operations from adoption of these standards is not expected to be material.

GOING CONCERN AND LIQUIDITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
GOING CONCERN AND LIQUIDITY
NOTE 2 - GOING CONCERN AND LIQUIDITY

At September 30, 2012, the Company had negative working capital of $797,679. The Company incurred net losses of $2,130,352 and $1,804,451 for the nine months ended September 30, 2012 and for the year ended December 31, 2011, respectively. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The continued existence of the Company is dependent upon its ability to execute its business plan and attain profitable operations.

NOTE 2 - GOING CONCERN AND LIQUIDITY

At December 31, 2011, the negative working capital of the Company was $1,412,311. Further, the Company incurred net losses of $1,804,451 and $1,277,001 for the years ended December 31, 2011 and 2010, respectively. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The continued existence of the Company is dependent upon its ability to execute its business plan and attain profitable operations or obtain additional financing.

CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST
NOTE 3 - CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

Convertible notes payable and accrued interest thereon consist of:

	Sept. 30,	Dec. 31,
	2012	2011
Due to the president of the Company, interest at 8% per annum, due on demand, convertible into common stock at a conversion price of $2.00 per share:

Principal	$-	$192,054
Accrued Interest	-	51,649

Due to the secretary of the Company, interest at 8% per annum, due on demand, convertible into common stock at a conversion price of $2.00 per share:

Principal	39,961	39,961
Accrued Interest	13,147	10,747

Due to a director of the Company, interest at 10% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:

Principal	150,000	150,000
Accrued Interest	29,945	18,685

Due to investors, interest at 15% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:

Principal	50,000	50,000
Accrued Interest	26,805	21,175

Due to investors, interest at 10% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:

Principal	50,000	100,000
Accrued Interest	6,754	13,678
	$366,612	$647,949

NOTE 3 – CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

Convertible notes payable and accrued interest thereon consist of:

	December 31,	December 31,
	2011	2010
Due to the president of the Company, interest at 8%, due on demand, convertible into common stock at a conversion price of $2.00 per share:
Principal	$192,054	192,054
Accrued interest	51,649	36,285

Due to the secretary of the Company, interest at 8%, due on demand, convertible into common stock at a conversion price of $2.00 per share:
Principal	39,961	39,961
Accrued interest	10,747	7,550

Due to a director of the Company, interest at 10%, due on demand, convertible into common stock at a conversion price of $2.50 per share:

Principal	150,000	150,000
Accrued interest	18,685	3,685

Due to investors, interest at 15%, due on demand, convertible into common stock at a conversion price of $2.50 per share:

Principal	50,000	50,000
Accrued interest	21,175	13,675

Due to investors, interest at 10%, due on demand, convertible into common stock at a conversion price of $2.50 per share:

Principal	100,000	100,000
Accrued interest	13,678	3,678

Totals	$647,949	$596,888

COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
COMMON STOCK
NOTE 4 – COMMON STOCK

In January 2011, the Company issued and contributed a total of 51,784 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company). The $72,500 valuation is based on the $1.40 closing trading price of the free trading Common Stock on the date of contribution.

From January 2011 to June 2011, the Company issued and sold a total of 193,442 shares of Common Stock for proceeds of $165,000 under the SEDA with YA. (See Note 7 under “Equity Financing Agreements”).

From January to September 2011, the Company issued and sold to accredited investors a total of 130,438 shares of Common Stock for proceeds of $265,000.

On March 4, 2011, the Company issued 15,000 shares of Common Stock to a consultant for services rendered valued at $6,750.

In May and June 2011, the Company issued a total of 244,216 shares of Common Stock to YA Ltd. in satisfaction of $300,000 of commitment fees due in connection with the New SEDA (See Note 7 under “Equity Financing Agreements”).

From August to December 2011, the Company issued and sold a total of 111,175 shares of Common Stock for proceeds of $230,000 under the New SEDA with YA Ltd. (See Note 7 under “Equity Financing Agreements”).

On August 29, 2011, as discussed in Note 7 under “Employment Agreements”, the Company issued an aggregate of 150,000 shares of Common Stock to its president and to its secretary pursuant to the exercise by them at $1.25 per share of an aggregate of 150,000 stock options granted to them in 2001. The $187,500 aggregate exercise amount was satisfied by a $187,500 reduction in accrued payroll due to these two officers.

On December 8, 2011, the Company issued a total of 215,000 restricted shares of Common Stock to six consultants for services rendered valued at a total of $299,710. The $299,710 valuation is based on the $1.70 closing trading price of the free trading Common Stock on the December 8, 2011 date of grant less an 18% restricted stock discount (which was calculated using the Finnerty Method).

In January 2012, the Company issued and sold a total of 25,063 shares of Common Stock for proceeds of $40,000 under the New SEDA with YA Ltd. (See Note 7 under “Equity Financing Agreements”).

In January 2012, the Company issued 1,994 shares of Common Stock to a consultant for services rendered valued at $3,250.

In January 2012, the Company issued 15,000 shares of Common Stock to an investor relations consultant for services rendered valued at $15,000.

In February 2012, the Company issued and sold a total of 17,705 shares of Common Stock for proceeds of $25,000 under the New SEDA with YA Ltd. (See Note 7 under “Equity Financing Agreements”).

In March 2012, the Company issued and sold a total of 25,712 shares of Common Stock for proceeds of $25,000 under the New SEDA with YA Ltd. (See Note 7 under “Equity Financing Agreements”).

In March 2012, pursuant to a rights offering, the Company issued and sold 1,014,032 shares of Common Stock to its shareholders for proceeds of $1,267,540. Of the $1,267,540 total proceeds from the rights offering, $731,639 of such proceeds (representing 585,311 shares) was collected in cash and $535,901 of such proceeds (representing 428,721 shares) was satisfied through the reduction of debt (including $506,750 of such debt due to Company officers and directors).

In May 2012, the Company issued and contributed a total of 50,834 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company). The $76,250 valuation is based on the $1.50 closing trading price of the free trading Common Stock on the date of contribution.

NOTE 4 – COMMON STOCK

In March 2010, the Company issued and contributed a total of 289,996 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company). The $72,500 valuation is based on the $0.25 closing trading price of the free trading Common Stock on the date of contribution.

From January 2010 to June 2010, the Company issued and sold a total of 618,697 shares of Common Stock for proceeds of $250,000 under the SEDA with YA. (See Note 7 under “Equity Financing Agreements”).

On June 2, 2010, the Company issued 118,750 shares of Common Stock in payment of $47,500 in stockholder relations consulting fees.

On July 23, 2010, the Company issued 82,305 shares of Common Stock to the Company’s Controller in payment of accrued payroll of $100,000.

From July 2010 to November 2010, the Company sold to accredited investors a total of 336,972 shares of Common Stock for proceeds of $304,500.

In January 2011, the Company issued and contributed a total of 51,784 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company). The $72,500 valuation is based on the $1.40 closing trading price of the free trading Common Stock on the date of contribution .

From January 2011 to June 2011 the Company issued and sold a total of 193,442 shares of Common Stock for proceeds of $165,000 under the SEDA with YA. (See Note 7 under “Equity Financing Agreements”).

From January to September of 2011, the Company sold to accredited investors a total of 130,438 shares of Common Stock for proceeds of $265,000.

On March 4, 2011, the Company issued 15,000 shares of Common Stock to a consultant for services rendered valued at $6,750.

In May and June 2011, the Company issued a total of 244,216 shares of Common Stock to YA Ltd. in satisfaction of $300,000 of commitment fees due in connection with the New SEDA (See Note 7 under “Equity Financing Agreements”).

From August to December 2011, the Company issued and sold a total of 111,175 shares of Common Stock for proceeds of $230,000 under the New SEDA with YA Ltd. (See Note 7 under “Equity Financing Agreements”).

On August 29, 2011, as discussed in Note 7 under “Employment Agreements”, the Company issued an aggregate of 150,000 shares of Common Stock to its president and secretary pursuant to the exercise by them at $1.25 per share of an aggregate of 150,000 stock options granted to them in 2001. The $187,500 aggregate exercise amount was satisfied by a $187,500 reduction in accrued payroll due to these two officers.

On December 8, 2011, the Company issued a total of 215,000 restricted shares of Common Stock to six foreign consultants for services rendered valued at a total of $299,710. The $299,710 valuation is based on the $1.70 closing trading price of the free trading Common Stock on the December 8, 2011 date of grant less an 18% restricted stock discount (which was calculated using the Finnerty Method).

STOCK OPTIONS AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCK OPTIONS AND WARRANTS
NOTE 5 – STOCK OPTIONS AND WARRANTS

Stock Options

On December 30, 2009, shareholders authorized the Board of Directors to reserve 2,500,000 shares of its authorized but unissued Common Stock (the “Reserved Shares”) for issuance under the Omagine, Inc. 2003 Stock Option Plan (the “Plan”). On October 14, 2011, the Company registered the Reserved Shares for resale by filing a registration statement with the SEC on Form S-8. On September 12, 2012, the Company filed a post-effective amendment to the registration statement to reflect stock options that had expired or were cancelled, issued or exercised under the Plan subsequent to October 13, 2011. The Plan expires August 31, 2013.

The Plan is designed to attract, retain and motivate employees, directors, consultants and other professional advisors of the Company and its subsidiaries (collectively, the “Recipients”) by giving such Recipients the opportunity to acquire stock ownership in the Company through the issuance of stock options to purchase shares of the Company’s Common Stock.

The following is a summary of stock option activity under the Plan for the nine months ended September 30, 2011 and 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	528,000	$1.96	4.58	$207,060
Granted in Q1 2011	-	-	-	-
Exercised in Q1 2011	-	-	-	-
Forfeited / Expired in Q1 2011	-	-	-	-
Outstanding at March 31, 2011	528,000	$1.96	4.33	$1,360
Exercisable at March 31, 2011	404,000	$1.88	3.42	$1,360
Granted in Q2 2011	6,000	$0.85	4.92	-
Exercised in Q2 2011	-	-	-	-
Forfeited / Expired in Q2 2011	-	-	-	-
Outstanding June 30, 2011	534,000	$1.95	4.08	$277,360
Exercisable June 30, 2011	442,000	$1.82	3.67	$277,360
Granted in Q3 2011	-	-	-	-
Exercised in Q3 2011	(150,000	$1.25	-	-
Forfeited/Expired in Q3 2011	-	-	-	-
Outstanding September 30, 2011	384,000	$2.23	5.33	$717,820
Exercisable September 30, 2011	324,000	$2.16	5.00	$629,020

Outstanding at January 1, 2012	344,000	$2.01	5.67	90,360
Granted in Q1 2012	1,994,000	$1.70	0.75	-
Exercised in Q1 2012	-	-	-	-
Forfeited / Expired in Q1 2012	(50,000)	$1.70	-	-
Outstanding at March 31, 2012	2,288,000	$1.75	1.50	$85,860
Exercisable at March 31, 2012	1,256,000	$1.74	1.75	$85,860
Granted in Q2 2012	23,000	$1.70	0.92	-
Exercised in Q2 2012	-	-	-	-
Forfeited / Expired in Q2 2012	-	-	-	-
Outstanding at June 30, 2012	2,311,000	$1.75	1.25	63,160
Exercisable at June 30, 2012	1,293,500	$1.74	1.50	63,160
Granted in Q3 2012	-	-	-	-
Exercised in Q3 2012	-	-	-	-
Forfeited / Expired in Q3 2012	-	-	-	-
Outstanding at September 30, 2012	2,311,000	$1.75	0.92	402,410
Exercisable at September 30, 2012	2,281,000	$1.73	0.92	402,410

On January 2, 2012, pursuant to a resolution of the Board of Directors dated December 8, 2011, the Company granted a total of 1,994,000 stock options (the “January 2012 Options”) to 13 individuals. Such grants of January 2012 Options included the grant of: (i) an aggregate of 1,049,000 January 2012 Options to the Company’s three Officers; (ii) an aggregate of 150,000 January 2012 Options to the Company’s then three independent Directors; (iii) a grant of 750,000 January 2012 Options to the Deputy Managing Director of Omagine LLC who is also a consultant to Omagine and who also holds 160,000 stock options presently exercisable at $1.25 per share and expiring March 31, 2017 which were granted pursuant to a March 2007 consulting agreement expiring on December 31, 2012; (iv) a grant of 10,000 January 2012 Options to a consultant to whom the Company pays $2,000 per month in consulting fees totaling $24,000 and $20,000 during the years ended December 31, 2011 and 2010, respectively (and $18,000 for the nine months ended September 30, 2012) ; and (v) a grant of 5,000 January 2012 Options to the son of the Company’s President for website design services rendered (who was also paid $1,000 for the six months ended June 30, 2012). During the third quarter of 2012, the Company incurred an expense of $30,220 for a sponsorship fee paid to an entity owned by the Deputy Managing Director of Omagine LLC.

On January 31, 2012, 50,000 January 2012 Options previously issued to an independent Director were cancelled in accordance with their terms upon such Director’s resignation. On April 9, 2012 an independent Director died and, pursuant to the Plan, all 50,000 January 2012 Options previously granted to him immediately vested and the expiration date of his January 2012 Options and all other options then held by him was fixed at April 8, 2013. On April 13, 2012, pursuant to a resolution of the Board of Directors, the Company granted a total of 21,000 additional January 2012 Options to 2 individuals (11,000 of which were granted to an individual who is an officer and director) for services rendered. Other than the January 2012 Options of the former independent director that died in April 2012, all January 2012 Options vest 50% on the date of issuance, 50% on July 1, 2012 and expire on December 31, 2012. All January 2012 Options provide for a cashless exercise feature and are exercisable at an exercise price of $1.70 per share.

The approximately $1,701,000 estimated fair value of the 1,994,000 January 2012 Options granted in January 2012 (using the Black-Scholes option pricing model and the following assumptions: (i) $1.70 share price, (ii) 1 year and 6 month terms [365 days and 184 days], (iii) 161% expected volatility, (iv) 0.10% [1 year term] and 0.04% [6 month term] risk free interest rates) is being expensed evenly over the one year 2012 requisite service period of the January 2012 Options. The approximately $27,302 estimated fair value of the 21,000 January 2012 Options granted in April 2012 (using the Black-Scholes option pricing model and the following assumptions: (i) $1.70 share price, (ii) 9 month and 6 month terms, (iii) 161% expected volatility, (iv) 0.10% [ 9 month term] and 0.04% [6 month term] risk free interest rates) is being expensed evenly over the requisite 2012 service period of the January 2012 Options.

A summary of the status of the Company’s non-vested shares as of September 30, 2011 and 2012, and changes during the periods then ended is as presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Nonvested shares at January 1, 2011	124,000	$2.25	7.33
Granted in Q1 2011	-	-	-
Vested in Q1 2011	-	-	-
Nonvested shares at March 31, 2011	124,000	$2.25	7.08
Granted in Q2 2011	6,000	$0.85	4.92
Vested in Q2 2011	(38,000)	$1.19	5.67
Nonvested shares at June 30, 2011	92,000	$2.60	7.25
Granted in Q3 2011	-	-	-
Vested in Q3 2011	(32,000)	$2.60	6.75
Nonvested shares at September 30, 2011	60,000	$2.60	7.08

Nonvested shares at January 1, 2012	60,000	$2.60	6.75
Granted in Q1 2012	1,994,000	$1.70	1.00
Forfeited / Expired in Q1 in 2012	(50,000)	$1.70	0.92
Vested in Q1 2012	(972,000)	$1.70	1.00
Nonvested shares at March 31, 2012	1,032,000	$1.75	1.08
Granted in Q2 2012	23,000	$1.70	0.92
Vested in Q2 2012	(37,500)	$1.70	0.75
Nonvested shares at June 30, 2012	1,017,500	$1.75	0.83
Granted in Q3 2012	-
Vested in Q3 2012	(987,500)	$1.73	0.42
Nonvested shares at September 30, 2012	30,000	$2.60	6.08

Stock options outstanding as of September 30, 2012 (all non-qualified) consist of:

Year Granted		Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007		160,000	160,000	$1.25	March 31, 2017
2007		12,000	12,000	$4.50	October 29, 2012
2008		6,000	6,000	$4.00	December 31, 2012
2008	(A)	150,000	120,000	$2.60	September 23, 2018
2008		6,000	6,000	$2.60	September 23, 2013
2010		4,000	4,000	$0.51	June 30, 2015
2011		6,000	6,000	$0.85	May 16, 2016
2012		1,965,000	1,965,000	$1.70	December 31, 2012
2012		2,000	2,000	$1.70	April 12, 2017

Totals		2,311,000	2,281,000

(A)	The 30,000 unvested options relating to the 2008 grant are scheduled to vest on September 24, 2013.

The following table summarizes information about stock options outstanding at September 30, 2012:

	Stock Options Outstanding			Exercisable

Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$0.50 - $1.00	10,000	$0.71	3.33	10,000	$0.71
$1.01 - $2.00	2,127,000	1.67	0.58	2,127,000	1.67
$2.00 - $3.00	156,000	2.60	5.83	126,000	2.60
$4.00 - $5.00	18,000	4.33	0.17	18,000	4.33
Totals	2,311,000	$1.75	0.92	2,281,000	$1.73

As of September 30, 2012, there was $493,335 of total unrecognized compensation cost relating to unexpired stock options. That cost is expected to be recognized $440,269 in 2012 and $53,066 in 2013.

Warrants

The Company conducted a rights offering between February 24, 2012 and March 30, 2012 for the sole benefit of its shareholders. The rights offering entitled shareholders to subscribe for up to 3,181,837 shares of the Company’s common stock at a subscription price of $1.25 per share. A total of 1,014,032 shares were subscribed for in the rights offering. Of the $1,267,540 total proceeds from the rights offering, $731,639 of such proceeds (representing 585,311 shares) was collected in cash and $535,901 of such proceeds (representing 428,721 shares) was satisfied through the reduction of debt (including $506,750 of such debt due to Company officers and directors).

Simultaneously with the rights offering the Company also distributed a total of 6,363,674 common stock purchase warrants (“Warrants “) to common stockholders of record on February 24, 2012. 3,181,837 Warrants are exercisable into common stock at an exercise price of $5.00 per share and 3,181,837 Warrants are exercisable into common stock at an exercise price of $10.00 per share. The Company did not distribute Warrants to certain of its shareholders who were residents of California (the “California Shareholders”) because the registration and/or qualification in California of the Warrants and the common stock underlying the Warrants has not yet been approved by the California Department of Corporations (the “California Approval”). Subject to the receipt of the California Approval, the Company intends to distribute an additional 58,450 Warrants (29,225 $5 Warrants and 29,225 $10 Warrants) to the California Shareholders. The Warrants expire on December 31, 2013 unless, upon a 30 day prior notice to the Warrant holders, they are redeemed earlier by the Company. The Warrants do not contain any anti-dilution provisions and may be exercised only for whole shares of Common Stock. The Warrant Exercise Prices and the number of shares of Common Stock that the Company must issue upon exercise of Warrants shall not be subject to adjustment for any reason, including but not limited to, any combinations or subdivisions of Common Stock or any dividend, reclassification, reorganization, merger or spin off.

NOTE 5 – STOCK OPTIONS

On December 30, 2009, shareholders authorized the Board of Directors to reserve 2,500,000 shares of Common Stock for issuance under the Omagine, Inc. 2003 Stock Option Plan (the “Plan”). On October 14, 2011, the Company registered for resale the 2.5 million shares of its Common Stock reserved for issuance under the Plan by filing a registration statement with the SEC on Form S-8. The S-8 registration statement did not increase either the total number of shares outstanding or the number of shares reserved for issuance under the Plan. The adoption of the Plan was approved by the Board of Directors in March 2004 and ratified by the Company’s shareholders on September 1, 2004 and on October 14, 2011. The Plan expires August 31, 2013.

The Plan is designed to attract, retain and motivate employees, directors, consultants and other professional advisors of the Company and its subsidiaries (collectively, the “Recipients”) by giving such Recipients the opportunity to acquire stock ownership in the Company through the issuance of stock options to purchase shares of the Company’s Common Stock.

The following is a summary of stock option activity under the Plan for the year ended December 31, 2011 and 2010:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value

Outstanding at January 1, 2010	530,000	$2.01	5.58	$-
Granted in 2010	4,000	0.51
Exercised in 2010	-	-
Forfeited in 2010	(6,000)	5.00
Outstanding at December 31, 2010	528,000	$1.96	4.58	$207,060
Granted in 2011	6,000	0.85
Exercised in 2011	(150,000)	1.25
Forfeited in 2011	(40,000)	4.10
Outstanding at December 31, 2011	344,000	$2.01	5.67	$13,860

Vested and exercisable at December 31, 2010	404,000	$1.88	3.67	$186,260
Vested and exercisable at December 31, 2011	284,000	$1.88	5.42	$13,860

The weighted average fair value of each option granted during the years ended December 31, 2011 and 2010, estimated as of the grant date using the Black-Scholes option-pricing model, was $0.63 per option (using the following assumptions: (i) $.85 share price, (ii) 5 year term, (iii) 100% volatility and 1.83% risk free interest rate) and $0.38 per option (using the following assumptions: (i) $.51 share price, (ii) 5 year term, (iii) 100% volatility and 1.79% risk free interest rate), respectively.

A summary of the status of the Company’s non-vested shares as of December 31, 2011 and 2010, and changes during the years ended is as presented below:
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms (in years)
Nonvested shares at January 1, 2010	190,000	$2.16	8.25
Granted	4,000	0.51	5.00
Vested	(70,000)	1.90	6.67
Nonvested shares at December 31, 2010	124,000	$2.25	7.33
Granted	6,000	0.85	5.00
Vested	(70,000)	1.83	5.75
Nonvested shares at December 31, 2011	60,000	$2.60	6.75

Stock options outstanding at December 31, 2011 (all non-qualified) consist of:

Year		Number	Number	Exercise
Granted		Outstanding	Exercisable	Price	Expiration Date

2007		160,000	160,000	$1.25	March 31, 2017
2007		12,000	12,000	$4.50	October 29, 2012
2008		6,000	6,000	$4.00	December 31, 2012
2008	(A)	150,000	90,000	$2.60	September 23, 2018
2008		6,000	6,000	$2.60	September 23, 2013
2010		4,000	4,000	$0.51	June 30, 2015
2011		6,000	6,000	$0.85	May 16, 2016
Totals		344,000	284,000

(A)	The 60,000 unvested options relating to the 2008 grant are scheduled to vest 30,000 each on September 24, 2012 and 2013.

The following table summarizes information about stock options outstanding at December 31, 2011:

	Stock Options Outstanding			Exercisable
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
Range of Exercise Prices
$0.50 - $1.00	10,000	$0.71	4.05	10,000	$0.71
$1.01 - $2.00	160,000	1.25	5.25	160,000	1.25
$2.00 - $3.00	156,000	2.60	6.56	96,000	2.60
$4.00 - $5.00	18,000	4.33	0.89	18,000	4.33
Totals	344,000	$2.01	5.67	284,000	$1.88

As of December 31, 2011, there was $128,513 of total unrecognized compensation cost relating to unexpired stock options. That cost is expected to be recognized $75,447 in 2012 and $53,066 in 2013.

INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 6 - INCOME TAXES

Deferred tax assets are comprised of the following:

	September 30,	December 31,
	2012	2011

Federal net operating loss carry forwards	$4,716,000	$4,455,000
State and city net operating loss carry forwards,
net of federal tax benefit	1,347,000	1,272,000
	6,063,000	5,727,000
Less: Valuation allowance	(6,063,000)	(5,727,000)
Total	$-	$-

Management has determined, based on the Company's current condition that a full valuation allowance is appropriate at September 30, 2012 and December 31, 2011.

At September 30, 2012, the Company had federal net operating loss carry forwards of approximately $13,474,000, expiring in various amounts from fiscal year 2012 to fiscal year 2032.

Current United States income tax law limits the amount of loss available to offset against future taxable income when a substantial change in ownership occurs.

NOTE 6 - INCOME TAXES

Deferred tax assets are comprised of the following:

	December 31,
	2011	2010
Federal net operating loss
carry forwards	4,455,000	$3,995,000
State and city net operating loss
carry forwards, net of
federal tax benefit	1,272,000	1,168,000
	5,727,000	5,163,000
Less: Valuation allowance	5,727,000	5,163,000
Total	$-	$-

Management has determined, based on the Company's current condition that a full valuation allowance is appropriate at December 31, 2011.

At December 31, 2011, the Company had federal net operating loss carry forwards of approximately $12,728,000, expiring in various amounts from fiscal year 2012 to fiscal year 2031.

Current United States income tax law limits the amount of loss available to offset against future taxable income when a substantial change in ownership occurs.

COMMITMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
NOTE 7 – COMMITMENTS

Leases

The Company leases its executive office in New York, New York under a ten-year lease entered into in February 2003. The Company also leases office space in Muscat, Oman under a lease expiring December 31, 2012. Rent expense for the nine months ended September 30, 2012 and 2011 was $88,733 and $110,620, respectively. At September 30, 2012, the future minimum lease payments under non-cancelable operating leases are as follows:

2012	$23,170
2013	9,466
Total	$32,636
Employment Agreements

Pursuant to an employment agreement dated September 1, 2001, Omagine was obligated to pay its President and Chief Executive Officer an annual base salary of $125,000 through December 31, 2010 plus an additional amount based on a combination of net sales and earnings before taxes. Such employment agreement expired on December 31, 2010 and, provided Omagine LLC signs the Development Agreement with the Government of Oman for the Omagine Project, the Company plans to enter into a new employment agreement with this individual although the terms of such employment agreement have not yet been determined. For the nine months ended September 30, 2012, the Company has continued to accrue salary payable to its President on the basis of an annual salary of $125,000. At September 30, 2012, unpaid accrued officer’s compensation due to this Company officer was $241,904.

Omagine had been obligated to employ its Vice-President and Secretary under an employment agreement which was cancelled by mutual agreement. Provided Omagine LLC signs the Development Agreement with the Government of Oman for the Omagine Project, the Company plans to enter into a new employment agreement with this individual although the terms of such employment agreement have not yet been determined. For the nine months ended September 30, 2012, the Company accrued officer’s compensation due to its Vice President and Secretary on the basis of an annual salary of $100,000. At September 30, 2012, unpaid accrued officer’s compensation due to this Company officer was $86,662.

Omagine is not obligated under an employment agreement with its Controller and Principal Accounting Officer. For the nine months ended September 30, 2012, the Company accrued officer’s compensation due to its Controller on the basis of an annual salary of $80,000. At September 30, 2012, unpaid accrued officer’s compensation due to this Company officer was $92,550.

Equity Financing Agreements

On December 22, 2008, Omagine entered into a Standby Equity Distribution Agreement (the “SEDA”) with YA Global Investments, L.P. (“YA”). The SEDA expired on April 30, 2011. Pursuant to the terms of the SEDA, Omagine could, at its sole option and upon giving written notice to YA (a “Purchase Notice”), sell shares of its Common Stock (the “Shares”) to YA at a per Share “Purchase Price” equal to 95% of the lowest daily volume weighted average price for a share of Omagine’s Common Stock as quoted by Bloomberg, L.P. during the five (5) consecutive trading days following such Purchase Notice (the “Pricing Period”). During the term of the SEDA, Omagine was not obligated to sell any Shares to YA but could, in its sole discretion, sell that number of Shares valued at the Purchase Price from time to time in effect that equaled up to $5,000,000 in the aggregate. YA was obligated to purchase such Shares from Omagine subject to certain conditions including (i) Omagine filing a registration statement with the Securities and Exchange Commission (the “SEC”) to register the Shares (“Registration Statement”), (ii) the SEC declaring such Registration Statement effective, (iii) periodic sales of Shares to YA had to be separated by a time period equal to the Pricing Period, and (iv) the amount of any such individual periodic sale of Shares could not exceed $200,000. All sales of Shares pursuant to the SEDA were made at the sole discretion of Omagine. The Registration Statement filed by Omagine with the SEC was declared effective by the SEC as of May 1, 2009 and its effective status expired on April 30, 2010. Omagine filed a new registration statement with the SEC to continue to make sales available to it pursuant to the SEDA and the SEC declared such new registration statement to be effective as of June 7, 2010. The SEDA expired on April 30, 2011.

On May 4, 2011, Omagine entered into a new two year SEDA (the “New SEDA”) with YA Global Master SPV Ltd. (“YA Ltd”) on substantially the same terms and conditions as the SEDA executed between YA and Omagine in December 2008. Omagine issued 176,471 restricted shares of Common Stock to YA Ltd in satisfaction of a $150,000 commitment fee due to YA Ltd pursuant to the New SEDA. In June 2011, Omagine and YA Ltd amended the New SEDA to increase the commitment amount under the New SEDA from $5 million to $10 million and Omagine issued an additional 67,745 restricted shares of its Common Stock to YA Ltd in satisfaction of the additional $150,000 commitment fee due pursuant to such amendment. The Registration Statement filed by Omagine with the SEC was declared effective by the SEC as of August 24, 2011 and its effective status expired on May 25, 2012. Omagine filed an amendment to the original registration statement with the SEC on September 12, 2012 to continue to make sales available to it pursuant to the New SEDA and, as of the date of this report, the SEC has not yet declared such amendment to be effective. The New SEDA automatically expires on September 1, 2013.

Omagine Project

Omagine LLC’s proposed Omagine Project is planned to be developed on one million square meters (equal to approximately 245 acres) of beachfront land facing the Gulf of Oman (the “Omagine Site”) just west of the capital city of Muscat and nearby Muscat International Airport. The Company is awaiting the signing of a Development Agreement between Omagine LLC and the Government of Oman for the Omagine Project.

The Omagine Project contemplates the integration of cultural, heritage, educational, entertainment and residential components, including a theme park and associated exhibition buildings, shopping and retail establishments, restaurants and several million square feet of residential development.

Omagine LLC Shareholder Agreement

In May 2011, Omagine, Inc., JOL and three new investors (the “New Investors”) entered into an agreement relating to Omagine LLC (the “Shareholder Agreement”). Pursuant to the Shareholder Agreement, Omagine, Inc. made an Omani Rial (“OMR”) 7,500 (approximately $19,500) capital contribution to Omagine LLC on June 9, 2011 and agreed to make an additional capital contribution to Omagine LLC of OMR 210,000 (approximately $546,000) after the execution of the Development Agreement between the Government of Oman and Omagine LLC and before the “Financing Agreement Date” (as that term is defined in the Shareholder Agreement). In exchange for a 40% share ownership of Omagine LLC, the New Investors made cash capital contributions to Omagine LLC totaling OMR 60,000 (approximately $156,000) and agreed to make additional cash capital contributions to Omagine LLC totaling OMR 26,628,125 (approximately $69,233,125) at the Financing Agreement Date. In addition one of the New Investors agreed to make a non-cash capital contribution to Omagine LLC. The amount of such “payment-in-kind” non-cash capital contribution is yet to be determined and will represent the value of the land constituting the Omagine Site which such investor previously owned and has made available to Omagine LLC for development of the Omagine Project.

NOTE 7 – COMMITMENTS

Leases

The Company leases its executive office in New York, New York under a ten-year lease entered into in February 2003. The Company also leases office space in Muscat, Oman under a lease expiring June 30, 2012. Rent expense for the years ended December 31, 2011 and 2010 was $133,118 and $136,067 , respectively.

At December 31, 2011, the future minimum lease payments under non-cancelable operating leases are as follows:

2012	$56,800
2013	9,466
Total	$66,266

Employment Agreements

Pursuant to an employment agreement dated September 1, 2001, Omagine was obligated to pay its President and Chief Executive Officer an annual base salary of $125,000 through December 31, 2010 plus an additional amount based on a combination of net sales and earnings before taxes. Such employment agreement expired on December 31, 2010 and provided Omagine LLC signs the Development Agreement with the Government of Oman for the Omagine Project, the Company plans to enter into a new employment agreement with this individual, although the terms of such employment agreement have not yet been determined. For the years ended December 31, 2011 and 2010, the Company has continued to accrue salary payable to the President on the basis of an annual salary of $125,000. At December 31, 2011 and 2010, unpaid accrued officer’s compensation due to this Company officer was $281,250 and during the year ended December 31, 2011, $125,000 of accrued but unpaid officer’s compensation due to this Company officer was offset and utilized for the exercise of 100,000 stock options at $1.25 per share by this individual.

Omagine had been obligated to employ its Vice-President and Secretary under an employment agreement which was cancelled by mutual agreement. Provided Omagine LLC signs the Development Agreement with the Government of Oman for the Omagine Project, the Company plans to enter into a new employment agreement with this individual although the terms of such employment agreement have not yet been determined. For the years ended December 31, 2011 and 2010, the Company accrued officer’s compensation due to its Vice President and Secretary of $100,000 and $85,000, respectively. At December 31, 2011 and 2010, unpaid accrued officer’s compensation due to this Company officer was $139,249 and $132,250, respectively and during the year ended December 31, 2011, $62,500 of accrued but unpaid officer’s compensation due to this Company officer was offset and utilized for the exercise of 50,000 stock options at $1.25 per share by this individual.

Omagine is not obligated under an employment agreement with its Controller and Principal Accounting Officer. The Company accrued $80,000 of officer’s compensation due to this individual in each of the years ended December 31, 2011 and 2010. At December 31, 2011 and 2010, unpaid accrued officer’s compensation due to this Company officer was $108,800 and $43,799, respectively.
Equity Financing Agreements

On December 22, 2008, Omagine entered into a Standby Equity Distribution Agreement (the “SEDA”) with YA Global Investments, L.P. (“YA”). The SEDA expired on April 30, 2011. Pursuant to the terms of the SEDA, Omagine could, at its sole option and upon giving written notice to YA (a “Purchase Notice”), sell shares of its Common Stock (the “Shares”) to YA at a per Share “Purchase Price” equal to 95% of the lowest daily volume weighted average price for a share of Omagine’s Common Stock as quoted by Bloomberg, L.P. during the five (5) consecutive trading days following such Purchase Notice (the “Pricing Period”). During the term of the SEDA, Omagine was not obligated to sell any Shares to YA but could, in its sole discretion, sell that number of Shares valued at the Purchase Price from time to time in effect that equaled up to $5,000,000 in the aggregate. YA was obligated to purchase such Shares from Omagine subject to certain conditions including (i) Omagine filing a registration statement with the Securities and Exchange Commission (the “SEC”) to register the Shares (“Registration Statement”), (ii) the SEC declaring such Registration Statement effective, (iii) periodic sales of Shares to YA had to be separated by a time period equal to the Pricing Period, and (iv) the amount of any such individual periodic sale of Shares could not exceed $200,000. All sales of Shares pursuant to the SEDA were made at the sole discretion of Omagine. The Registration Statement filed by Omagine with the SEC was declared effective by the SEC as of May 1, 2009 and its effective status expired on April 30, 2010. Omagine filed a new registration statement with the SEC to continue to make sales available to it pursuant to the SEDA and the SEC declared such new registration statement to be effective as of June 7, 2010. The SEDA expired on April 30, 2011.

On May 4, 2011, Omagine entered into a new two year SEDA (the “New SEDA”) with YA Global Master SPV Ltd. (“YA Ltd”) on substantially the same terms and conditions as the SEDA executed between YA and Omagine in December 2008. Pursuant to the New SEDA, Omagine issued 176,471 restricted shares of Common Stock to YA Ltd in satisfaction of a $150,000 commitment fee due to YA Ltd pursuant to the New SEDA. On June 21, 2011, Omagine and YA Ltd amended the New SEDA to increase the commitment amount under the New SEDA from $5 million to $10 million and pursuant to such amendment Omagine paid YA Ltd an additional $150,000 commitment fee. In June 2011 Omagine issued 67,745 restricted shares of its Common Stock to YA Ltd in satisfaction of the additional $150,000 commitment fee.

Omagine Project

Omagine LLC’s proposed Omagine Project is planned to be developed on one million square meters (equal to approximately 245 acres) of beachfront land facing the Gulf of Oman (the “Omagine Site”) just west of the capital city of Muscat and nearby Muscat International Airport. The Company is awaiting the signing of a Development Agreement between LLC and the Government of Oman for the Omagine Project.

The Omagine Project contemplates the integration of cultural, heritage, educational, entertainment and residential components, including a theme park and associated exhibition buildings, shopping and retail establishments, restaurants and several million square feet of residential development.

Omagine LLC Shareholder Agreement

In May 2011, Omagine, Inc., JOL and three new investors (the “New Investors”) entered into an agreement relating to Omagine LLC (the “Shareholder Agreement”). Pursuant to the Shareholder Agreement, Omagine, Inc. made an OMR 7,500 (approximately $19,500) capital contribution to Omagine LLC on June 9, 2011 and agreed to make an additional capital contribution to Omagine LLC of OMR 210,000 (approximately $546,000) after the execution of the Development Agreement between the Government of Oman and Omagine LLC and before the “Financing Agreement Date” (as that term is defined in the Shareholder Agreement).  In exchange for a 40% share ownership of Omagine LLC, the New Investors made cash capital contributions to Omagine LLC totaling OMR 60,000 (approximately $156,000) and agreed to make additional cash capital contributions to Omagine LLC totaling OMR 26,628,125 (approximately $69,233,125) at the Financing Agreement Date. In addition one of the New Investors agreed to make a non-cash capital contribution to Omagine LLC. The amount of such “payment-in-kind” non-cash capital contribution is yet to be determined and will represent the value of the land constituting the Omagine Site which such investor previously owned and has made available to Omagine LLC for development of the Omagine Project.

RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	NOTE 8 – RELATED PARTY TRANSACTIONS At September 30, 2012 and 2011, accounts payable includes $0 and $12,344, respectively, due to various officers and directors of the Company.	NOTE 8 – RELATED PARTY TRANSACTIONS At December 31, 2011 and 2010, accounts payable includes $15,542 and $3,500, respectively, due to various officers and directors of the Company.

SUBSEQUENT EVENT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9 – SUBSEQUENT EVENTS

On December 26, 2012 pursuant to a resolution of the Board of Directors the expiration date of the 1,965,000 January 2012 Options outstanding at September 30, 2012 was extended to December 31, 2013 (the “Extension”).

Prior to the Extension, the fair value of the January 2012 Options was calculated to be $1,685,629 using the Black-Scholes option pricing model and such $1,685,629 was expensed by the Company evenly over the one year 2012 requisite service period of the January 2012 Options.

The approximately $1,373,326 estimated fair value of the Extension (using the Black-Scholes option pricing model and the following assumptions: (i) $1.77 share price, (ii) 370 day term of the Extension, (iii) 125% expected volatility, (iv) 0.16% (370 day term) risk free interest rate) will be expensed evenly over the 370 day requisite service period (December 27, 2012 through December 31, 2013) of the Extension.

On January 2, 2013, Omagine LLC signed a letter of intent with the investment banking and real estate advisory departments of BNP Paribas S.A. memorializing Omagine LLC’s intention to engage BNP Paribas, Wholesale Banking, Bahrain through its Corporate & Investment Banking department as its financial adviser for the Omagine Project and BNP Paribas Real Estate Property and Management LLC as its real estate adviser.

On January 15, 2013 pursuant to a resolution of the Board of Directors (i) an independent director was granted 2,000 Stock Options which expire on January 14, 2018 and are exercisable at $1.38, and (ii) the Company issued and contributed a total of 55,253 shares of Common Stock valued at $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company). The $76,250 valuation is based on the $1.38 closing bid price of the Common Stock on January 15, 2013.

NOTE 9 – SUBSEQUENT EVENTS

On January 2, 2012, pursuant to a resolution of the Board of Directors dated December 8, 2011, the Company granted a total of 1,994,000 stock options (the “One Year Options”) to 13 individuals. Such grants of One Year Options included the grant of: (i) an aggregate of 1,049,000 One Year Options to the Company’s three Officers; (ii) an aggregate of 150,000 One Year Options to the Company’s then three independent Directors; (iii) a grant of 750,000 One Year Options to the Deputy Managing Director of Omagine LLC who is also a consultant to Omagine and who also holds 160,000 stock options presently exercisable at $1.25 per share and expiring March 31, 2017 which were granted pursuant to a March 2007 consulting agreement expiring on December 31, 2012; (iv) a grant of 10,000 One Year Options to a consultant to whom the Company paid $2,000 per month consulting fees totaling $24,000 and $20,000 during the years ended December 31, 2011 and 2010 respectively; and (v) a grant of 5,000 One Year Options to the son of the Company’s President for website design services rendered. All One Year Options vest 50% on the date of issuance, 50% on July 1, 2012, provide for a cashless exercise feature, are exercisable at an exercise price of $1.70 per share and expire on December 31, 2012.

On January 31, 2012, 50,000 One Year Options previously issued to an independent Director were cancelled in accordance with their terms upon such Director’s resignation. On April 9, 2012 an independent Director died and, pursuant to the Plan, all 50,000 One Year Options previously granted to him immediately vested and the expiration date of his One Year Options was extended to April 8, 2013. On April 13, 2012, pursuant to a resolution of the Board of Directors, the Company granted a total of 21,000 additional One Year Options to 2 individuals (11,000 of which were granted to an individual who is an officer and director) for services rendered.

The approximately $1,701,000 estimated fair value of the One Year Options (using the Black-Scholes option pricing model and the following assumptions: (i) $1.70 share price, (ii) 1 year and 6 month terms (365 days and 184 days), (iii) 161% expected volatility, (iv) 0.10% ( 1 year term) and 0.04% (6 month term) risk free interest rates) will be expensed evenly over the one year 2012 requisite service period of the One Year Options. In January of 2012, the Company issued and sold a total of 25,063 shares of Common Stock for proceeds of $40,000 under the New SEDA with YA Ltd. (See Note 7 under “Equity Financing Agreements”).

In January of 2012, the Company issued 1,994 shares of Common Stock to a consultant for services rendered valued at $3,250.

In January 2012, the Company issued 15,000 shares of Common Stock to an investor relations consultant for services rendered valued at $15,000.

In February of 2012, the Company issued and sold a total of 17,705 shares of Common Stock for proceeds of $25,000 under the New SEDA with YA Ltd. (See Note 7 under “Equity Financing Agreements”).

In March of 2012, the Company issued and sold a total of 25,712 shares of Common Stock for proceeds of $25,000 under the New SEDA with YA Ltd. (See Note 7 under “Equity Financing Agreements”).

In May 2012, the Company issued and contributed a total of 50,834 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company). The $76,250 valuation is based on the $1.50 closing trading price of the free trading Common Stock on the date of contribution.

The Company commenced a rights offering for its shareholders on February 24, 2012 and such rights offering expired on March 30, 2012. The rights offering entitled shareholders to subscribe for an aggregate of up to 3,202,200 shares of the Company’s common stock at a subscription price of $1.25 per share. A total of 1,014,032 shares were subscribed for in the rights offering of which 48,119 shares were subscribed for pursuant to the over-subscription privilege. Of the $1,267,540 total proceeds from the rights offering, $731,639 of such proceeds (representing 585,311 shares) was collected in cash and $535,901 of such proceeds (representing 428,721 shares) was satisfied through the reduction of debt (including $506,750 of such debt due to Company officers and directors). A total of 14,318,207 shares of Common Stock are presently outstanding after delivery of all 1,014,032 shares subscribed for in the rights offering.

Simultaneously with the rights offering the Company also distributed a total of 6,404,400 common stock purchase warrants (“Warrants “) to common stockholders of record on February 24, 2012. 3,202,200 Warrants are exercisable into common stock at an exercise price of $5.00 per share and 3,202,200 Warrants are exercisable into common stock at an exercise price of $10.00 per share. The $5.00 Warrants and the $10.00 Warrants expire on December 31, 2013 unless, upon a 30 day prior notice to the Warrant holders, they are redeemed earlier by the Company. The Warrants do not contain any anti-dilution provisions and may be exercised only for whole shares of Common Stock. The Warrant Exercise Prices and the number of shares of Common Stock that the Company must issue upon exercise of Warrants shall not be subject to adjustment for any reason, including but not limited to, any combinations or subdivisions of Common Stock or any dividend, reclassification, reorganization, merger or spin off.

RESTATEMENT OF FINANCIAL STATEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatement Of Financial Statements [Abstract]
RESTATEMENT OF FINANCIAL STATEMENTS
NOTE 10 - RESTATEMENT OF FINANCIAL STATEMENTS

To reflect the requirements of ASC 915 and the consequences of the delays encountered by the Company in beginning its operations in Oman, the Company has restated its financial statements for the year ended December 31, 2011 and for the three and nine month periods ended September 30, 2012 and 2011 (collectively, the “Financial Statements”) as originally issued by: re-formatting the presentation of the Financial Statements to reflect the Company’s present status as a Development Stage Entity (“DSE”) as such term is defined in ASC 915 issued by the Financial Accounting Standards Board.

The principal impact of the restatement is to reflect an additional column in both the Consolidated Statement of Operations and the Consolidated Statement of Cash Flows which are part of the Financial Statements showing the cumulative results of operations and cumulative cash flows of the Company as a DSE from October 11, 2005 (the “Inception Date”) to September 30, 2012. In addition, the Consolidated Balance Sheets contained in the Financial Statements now include two separate rows in the Stockholders’ Deficit sections to distinguish the deficits accumulated from the Inception Date to: (i) December 31, 2011, and (ii) September 30, 2012, from the deficit accumulated in periods prior to the Inception Date. Finally, the Consolidated Statement of Changes in Stockholders’ Deficit now includes cumulative information for: (i) the “short” period from October 11, 2005 (inception) to December 31, 2005, (ii) the years ended December 31, 2006 through December 31, 2011, and (iii) the nine month period ended September 30, 2012.

Captions have been added to the Financial Statements indicating that the Company is a Development Stage Entity and the Financial Statements now include amounts segregated for the Company’s apparel operations which had been in operation prior to the Inception Date but which were discontinued in 2007.

The Nature of Business and Basis of Presentation contained in Note 1 to the Financial Statements have been augmented to describe the acquisition of JOL, the Inception Date of the DSE period, the Company’s receipt of a $1,000,000 legal settlement from the State of Qatar and the discontinuance of the Company’s apparel operations. The Basis of Presentation also now describes DSE accounting as required by FASB ASC 915.

The restatement to conform the presentation of the Company's Financial Statements to the format that is in accordance with the guidance contained in ASC 915 for financial statements of a DSE has not changed numbers reported by the Company for its consolidated financial position, results of operations and cash flows in its originally issued Financial Statements at December 31, 2011 and for the year then ended nor in its originally issued Financial Statements at September 30, 2012 and 2011 and for the three and nine month periods then ended.

NOTE 10 - RESTATEMENT OF FINANCIAL STATEMENTS

To reflect the requirements of Regulation S-K and ASC 915 and the consequences of the delays encountered by the Company in beginning its operations in Oman, the Company has restated its 2010 and 2011 financial statements (the “Financial Statements”) as originally issued by: re-formatting the presentation of the Financial Statements to reflect the Company’s present status as a Development Stage Entity (“DSE”) as such term is defined in ASC 915 issued by the Financial Accounting Standards Board,

The principal impact of the restatement is to reflect an additional column in both the Consolidated Statement of Operations and the Consolidated Statement of Cash Flows which are part of the Financial Statements showing the cumulative results of operations and cumulative cash flows of the Company as a DSE from October 11, 2005 (the “Inception Date”) to December 31, 2011. In addition, the Consolidated Balance Sheets contained in the Financial Statements now include two separate rows in the Stockholders’ Deficit sections to distinguish the deficits accumulated from the Inception Date to (i) December 31, 2011, and (ii) December 31, 2010, from the deficit accumulated in periods prior to the Inception Date. Finally, the Consolidated Statement of Changes in Stockholders’ Deficit now includes cumulative information for the “short” period from October 11, 2005 (inception) to December 31, 2005 and for the years ended December 31, 2006 through December 31, 2011.

Captions have been added to the Financial Statements indicating that the Company is a Development Stage Entity and the Financial Statements now include amounts segregated for the Company’s apparel operations which had been in operation prior to the Inception Date but which were discontinued in 2007.

The Company has elected to disclose all noncash transactions (including those that occurred since the Inception Date) in the body of the Consolidated Statement of Cash Flows rather than in a separate Note to the Financial Statements.

The Nature of Business and Summary of Significant Accounting Policies contained in Note 1 to the Financial Statements have been augmented to describe the acquisition of JOL, the Inception Date of the DSE period, the  Company’s receipt of a $1,000,000 legal settlement from the State of Qatar and the discontinuance of the Company’s apparel operations. The Summary of Significant Accounting Policies also now describes DSE accounting as required by FASB ASC 915.

The restatement to conform the presentation of the Company's Financial Statements to the format that is in accordance with the guidance contained in ASC 915 for financial statements of a DSE has not changed numbers reported by the Company for its consolidated financial position, results of operations and cash flows in its originally issued Financial Statements at December 31, 2011 and 2010 and for the years then ended.

NATURE OF THE BUSINESS AND BASIS OF PRESENTATION (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation - The consolidated financial statements include the accounts of Omagine, JOL and LLC. All inter-company transactions have been eliminated in consolidation.

The consolidated balance sheet for the Company at the end of the preceding fiscal year has been derived from the audited balance sheet and notes thereto contained in the Company’s second amended annual report on Form 10-K/A for the Company’s fiscal year ended December 31, 2011 filed with the Securities & Exchange Commission (SEC) on January 22, 2013 (the “2nd Amended 10-K/A”) and is presented herein for comparative purposes. All other financial statements are unaudited. In the opinion of management, all adjustments, which include only normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for all periods presented, have been made. The results of operations for the interim periods presented herein are not necessarily indicative of operating results for the respective full years.

Certain footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been omitted in accordance with the published rules and regulations of the SEC. These financial statements should be read in conjunction with the financial statements and notes thereto included in the 2nd Amended 10-K/A.

Income Taxes
Income Taxes - The Company is subject to income taxes at both the federal and state level. Separate state income tax returns are filed with each state in which the Company is incorporated or qualified as a foreign corporation. Other than LLC which is subject to income taxes in Oman, the Company is not presently subject to income taxes in any foreign country.

The Company reports interest and penalties as income tax expense.

Deferred tax assets and liabilities are recognized based on differences between the book and tax bases of assets and liabilities using presently enacted income tax rates. The Company establishes a provision for income taxes by applying the provisions of the applicable enacted tax laws to taxable income, if any, for that period. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Stock-based Compensation
Stock-based Compensation - Stock-based compensation is accounted for at fair value in accordance with Accounting Standards Codification (“ASC”) 718, “Compensation – Stock Compensation”. For stock options granted, we have recognized compensation expense based on the estimated grant date fair value method using the Black-Scholes valuation model. For these awards, we have recognized compensation expense using a straight-line amortization method. ASC 718 requires that stock-based compensation expense be based on awards that are ultimately expected to vest. Stock option expense for the nine months ended September 30, 2012 and 2011 was $1,320,807 and $69,374, respectively. See Note 5.

Loss Per Share
Loss Per Share –Basic loss per share is based upon the weighted-average number of common shares outstanding during the period. Diluted loss per share is based upon the weighted-average number of common shares and dilutive securities (such as stock options and convertible securities) outstanding during the period. Dilutive securities having an anti-dilutive effect on diluted loss per share are excluded from the calculation.

For the nine months ended September 30, 2012 and 2011, diluted shares outstanding excluded the following dilutive securities as the effect of their inclusion would be anti-dilutive:

	Shares Issuable
	Nine Months Ended September 30,
	2012	2011
Convertible Notes	151,955	283,006
Stock Options	2,281,000	324,000
Warrants	6,363,674	0
Total Shares of Common Stock Issuable	8,796,629	607,006

Non-controlling Interests in Omagine LLC
Non-controlling Interests in Omagine LLC - As of the date of this report LLC is owned 60% by Omagine. In May 2011, Omagine, JOL and three new investors entered into a shareholders’ agreement (the “Shareholder Agreement”) pursuant to which Omagine’s 100% ownership of LLC was reduced to 60%. As of the date hereof the shareholders of Omagine LLC and their associated ownership percentages as registered with the Government of Oman are as follows:

Omagine, Inc.	60%
Office of Royal Court Affairs	25%
Consolidated Contracting Company S.A.	10%
Consolidated Contractors (Oman) Company LLC	5%

The Office of Royal Court Affairs (“RCA”) is an organization representing the personal interests of His Majesty Sultan Qaboos bin Said, the ruler of Oman.

Consolidated Contractors International Company, SAL, (“CCIC”) is a 60 year old Lebanese multi-national company headquartered in Athens, Greece. CCIC has approximately five and one-half (5.5) billion dollars in annual revenue, one hundred twenty thousand (120,000) employees worldwide, and operating subsidiaries in among other places, every country in the Middle East.

Consolidated Contracting Company S.A. is a wholly owned subsidiary of CCIC and is its investment arm.

Consolidated Contractors (Oman) Company LLC, is a construction company with approximately 13,000 employees in Oman.

Reclassifications	Reclassifications – Certain 2011 account balances have been reclassified to conform to the current year’s presentation.
Recent Accounting Pronouncements
Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs,” (“ASU 2011-04”). ASU 2011-04 expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively. This guidance will be effective for the Company beginning January 1, 2012. The Company anticipates that the adoption of this standard will not materially affect its consolidated financial statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income,” (“ASU 2011-05”). ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in equity. ASU 2011-05 requires that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. This new guidance is to be applied retrospectively. This guidance became effective for the Company beginning January 1, 2012. The Company anticipates that the adoption of this standard will not change the presentation of its consolidated financial statements.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment” (“ASU 2011-08”). This ASU is intended to simplify how entities test goodwill for impairment and permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We do not expect this ASU will have an impact on our Consolidated Financial Statements.

In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet (Topic 210)—Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). The update requires entities to disclose information about offsetting and related arrangements of financial instruments and derivative instruments. The ASU is effective for annual periods beginning on or after January 1, 2013 and interim periods therein. The Company is currently evaluating the impact this update will have on our consolidated financial statements.

In December 2011, FASB issued ASU No. 2011−12, “Comprehensive Income - Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011−12”). Among the new provisions in ASU 2011-05 was a requirement for entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements); however this reclassification requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date.

Certain other accounting pronouncements have been issued by the FASB and other standard setting organizations which are not yet effective and therefore have not yet been adopted by the Company. The impact on the Company’s financial position and results of operations from adoption of these standards is not expected to be material.

NATURE OF THE BUSINESS AND BASIS OF PRESENTATION (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Schedule of dilutive securities
	Shares Issuable
	Nine Months Ended September 30,
	2012	2011
Convertible Notes	151,955	283,006
Stock Options	2,281,000	324,000
Warrants	6,363,674	0
Total Shares of Common Stock Issuable	8,796,629	607,006

Schedule of persons and ownership percentages which are registered as Omagine LLC's shareholders with the Government of Oman
Omagine, Inc.	60%
Office of Royal Court Affairs	25%
Consolidated Contracting Company S.A.	10%
Consolidated Contractors (Oman) Company LLC	5%

CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST (Tables)	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Schedule of convertible notes payable and accrued interest

	Sept. 30,	Dec. 31,
	2012	2011
Due to the president of the Company, interest at 8% per annum, due on demand, convertible into common stock at a conversion price of $2.00 per share:

Principal	$-	$192,054
Accrued Interest	-	51,649

Due to the secretary of the Company, interest at 8% per annum, due on demand, convertible into common stock at a conversion price of $2.00 per share:

Principal	39,961	39,961
Accrued Interest	13,147	10,747

Due to a director of the Company, interest at 10% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:

Principal	150,000	150,000
Accrued Interest	29,945	18,685

Due to investors, interest at 15% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:

Principal	50,000	50,000
Accrued Interest	26,805	21,175

Due to investors, interest at 10% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:

Principal	50,000	100,000
Accrued Interest	6,754	13,678
	$366,612	$647,949

STOCK OPTIONS AND WARRANTS (Tables)	9 Months Ended
Sep. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of stock option activity under the Plan

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	528,000	$1.96	4.58	$207,060
Granted in Q1 2011	-	-	-	-
Exercised in Q1 2011	-	-	-	-
Forfeited / Expired in Q1 2011	-	-	-	-
Outstanding at March 31, 2011	528,000	$1.96	4.33	$1,360
Exercisable at March 31, 2011	404,000	$1.88	3.42	$1,360
Granted in Q2 2011	6,000	$0.85	4.92	-
Exercised in Q2 2011	-	-	-	-
Forfeited / Expired in Q2 2011	-	-	-	-
Outstanding June 30, 2011	534,000	$1.95	4.08	$277,360
Exercisable June 30, 2011	442,000	$1.82	3.67	$277,360
Granted in Q3 2011	-	-	-	-
Exercised in Q3 2011	(150,000)	$1.25	-	-
Forfeited/Expired in Q3 2011	-	-	-	-
Outstanding September 30, 2011	384,000	$2.23	5.33	$717,820
Exercisable September 30, 2011	324,000	$2.16	5.00	$629,020

Outstanding at January 1, 2012	344,000	$2.01	5.67	90,360
Granted in Q1 2012	1,994,000	$1.70	0.75	-
Exercised in Q1 2012	-	-	-	-
Forfeited / Expired in Q1 2012	(50,000)	$1.70	-	-
Outstanding at March 31, 2012	2,288,000	$1.75	1.50	$85,860
Exercisable at March 31, 2012	1,256,000	$1.74	1.75	$85,860
Granted in Q2 2012	23,000	$1.70	0.92	-
Exercised in Q2 2012	-	-	-	-
Forfeited / Expired in Q2 2012	-	-	-	-
Outstanding at June 30, 2012	2,311,000	$1.75	1.25	63,160
Exercisable at June 30, 2012	1,293,500	$1.74	1.50	63,160
Granted in Q3 2012	-	-	-	-
Exercised in Q3 2012	-	-	-	-
Forfeited / Expired in Q3 2012	-	-	-	-
Outstanding at September 30, 2012	2,311,000	$1.75	0.92	402,410
Exercisable at September 30, 2012	2,281,000	$1.73	0.92	402,410

Schedule of nonvested shares

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Nonvested shares at January 1, 2011	124,000	$2.25	7.33
Granted in Q1 2011	-	-	-
Vested in Q1 2011	-	-	-
Nonvested shares at March 31, 2011	124,000	$2.25	7.08
Granted in Q2 2011	6,000	$0.85	4.92
Vested in Q2 2011	(38,000)	$1.19	5.67
Nonvested shares at June 30, 2011	92,000	$2.60	7.25
Granted in Q3 2011	-	-	-
Vested in Q3 2011	(32,000)	$2.60	6.75
Nonvested shares at September 30, 2011	60,000	$2.60	7.08

Nonvested shares at January 1, 2012	60,000	$2.60	6.75
Granted in Q1 2012	1,994,000	$1.70	1.00
Forfeited / Expired in Q1 in 2012	(50,000)	$1.70	0.92
Vested in Q1 2012	(972,000)	$1.70	1.00
Nonvested shares at March 31, 2012	1,032,000	$1.75	1.08
Granted in Q2 2012	23,000	$1.70	0.92
Vested in Q2 2012	(37,500)	$1.70	0.75
Nonvested shares at June 30, 2012	1,017,500	$1.75	0.83
Granted in Q3 2012	-
Vested in Q3 2012	(987,500)	$1.73	0.42
Nonvested shares at September 30, 2012	30,000	$2.60	6.08

Schedule of non-qualified stock options outstanding

Year Granted		Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007		160,000	160,000	$1.25	March 31, 2017
2007		12,000	12,000	$4.50	October 29, 2012
2008		6,000	6,000	$4.00	December 31, 2012
2008	(A)	150,000	120,000	$2.60	September 23, 2018
2008		6,000	6,000	$2.60	September 23, 2013
2010		4,000	4,000	$0.51	June 30, 2015
2011		6,000	6,000	$0.85	May 16, 2016
2012		1,965,000	1,965,000	$1.70	December 31, 2012
2012		2,000	2,000	$1.70	April 12, 2017

Totals		2,311,000	2,281,000

(A)	The 30,000 unvested options relating to the 2008 grant are scheduled to vest on September 24, 2013.

Schedule of stock options outstanding

	Stock Options Outstanding			Exercisable

Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$0.50 - $1.00	10,000	$0.71	3.33	10,000	$0.71
$1.01 - $2.00	2,127,000	1.67	0.58	2,127,000	1.67
$2.00 - $3.00	156,000	2.60	5.83	126,000	2.60
$4.00 - $5.00	18,000	4.33	0.17	18,000	4.33
Totals	2,311,000	$1.75	0.92	2,281,000	$1.73

INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

	September 30,	December 31,
	2012	2011

Federal net operating loss carry forwards	$4,716,000	$4,455,000
State and city net operating loss carry forwards,
net of federal tax benefit	1,347,000	1,272,000
	6,063,000	5,727,000
Less: Valuation allowance	(6,063,000)	(5,727,000)
Total	$-	$-

COMMITMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable operating leases
2012	$23,170
2013	9,466
Total	$32,636

NATURE OF THE BUSINESS AND BASIS OF PRESENTATION - Summary of Antidilutive securities (Details)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	8,796,629	607,006
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	151,955	283,006
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	2,281,000	324,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	6,363,674	0

NATURE OF THE BUSINESS AND BASIS OF PRESENTATION - Summary of persons and ownership percentages (Details 1)	May 31, 2011	Nov. 23, 2009	Sep. 30, 2012 Omagine, Inc.	Sep. 30, 2012 Office of Royal Court Affairs	Sep. 30, 2012 Consolidated Contracting Company S.A.	Sep. 30, 2012 Consolidated Contractors (Oman) Company LLC
Noncontrolling Interest [Line Items]
Ownership percentage owned by Omagine Inc.	60.00%	60.00%	60.00%
Ownership Percentage by Noncontrolling Owners				25.00%	10.00%	5.00%

NATURE OF THE BUSINESS AND BASIS OF PRESENTATION (Detail Textuals) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			75 Months Ended		84 Months Ended
	May 01, 2006	May 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006 Subsidiary	Dec. 31, 2011		Sep. 30, 2012		Nov. 23, 2009
Accounting Policies [Abstract]
Stock-based compensation, officers and directors			$ 266,302	$ 18,433	$ 875,156	$ 148,049	$ 333,730	$ 263,772		$ 934,901	[1]	$ 1,810,057	[1]
Percentage of Ownership before Transaction		100.00%
Ownership percentage owned by Omagine Inc.		60.00%												60.00%
Amount received from State of Qatar for settlement of real estate development dispute	$ 1,000,000									$ 1,004,666	[1]	$ 1,004,666	[1]
Number of wholly owned subsidiaries dissolved whose businesses were discontinued									2

[1]	As Restated - Note 10

NATURE OF THE BUSINESS AND BASIS OF PRESENTATION (Detail Textuals 1) (USD $) In Billions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		75 Months Ended	84 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Noncontrolling Interest [Line Items]
Revenue								[1]
Consolidated Contractors International Company, SAL
Noncontrolling Interest [Line Items]
Revenue				$ 5.5
Entity Number Of Employees	120,000		120,000					120,000
Consolidated Contractors (Oman) Company LLC
Noncontrolling Interest [Line Items]
Entity Number Of Employees	13,000		13,000					13,000

[1]	As Restated - Note 10

GOING CONCERN AND LIQUIDITY (Detail Textuals) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended						75 Months Ended	84 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2005	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2011	Sep. 30, 2012
Accounting Policies [Abstract]
Working capital	$ (797,679)			$ (797,679)									$ (797,679)
Net Loss attributable to Omagine, Inc.	$ (706,494)	$ (337,463)	$ (5,534,319)	$ (2,130,352)	$ (1,290,313)	$ (1,804,451)	$ (1,277,001)	$ (1,114,409)	$ (1,307,630)	$ (1,043,190)	$ (767,951)	$ (12,502,961) [1]	$ (14,633,313) [1]

[1]	As Restated - Note 10

CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST - Summary of convertible notes payable and accrued interest (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Convertible notes payable and accrued interest	$ 366,612	$ 647,949	$ 596,888
Convertible notes payable 8% accrued interest rate due on demand at $2.00 per share conversion price due to president
Debt Instrument [Line Items]
Principal		192,054
Accrued Interest		51,649
Convertible notes payable 8 % accrued interest rate due on demand at $2.00 per share conversion price due to secretary
Debt Instrument [Line Items]
Principal	39,961	39,961
Accrued Interest	13,147	10,747
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share conversion price due to director
Debt Instrument [Line Items]
Principal	150,000	150,000
Accrued Interest	29,945	18,685
Convertible notes payable 15% accrued interest rate due on demand at $2.50 per share conversion price due to investor
Debt Instrument [Line Items]
Principal	50,000	50,000
Accrued Interest	26,805	21,175
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share conversion price due to investor
Debt Instrument [Line Items]
Principal	50,000	100,000
Accrued Interest	$ 6,754	$ 13,678

CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST (Detail Textuals) (USD $)	Sep. 30, 2012
Convertible notes payable 8% accrued interest rate due on demand at $2.00 per share conversion price due to president
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	8.00%
Conversion price	$ 2
Convertible notes payable 8 % accrued interest rate due on demand at $2.00 per share conversion price due to secretary
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	8.00%
Conversion price	$ 2
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share conversion price due to director
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	10.00%
Conversion price	$ 2.5
Convertible notes payable 15% accrued interest rate due on demand at $2.50 per share conversion price due to investor
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	15.00%
Conversion price	$ 2.5
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share conversion price due to investor
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	10.00%
Conversion price	$ 2.5

COMMON STOCK (Detail Textuals) (USD $)	1 Months Ended		9 Months Ended		1 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Jan. 31, 2011 Officers and Directors Plan 401 K	Aug. 29, 2011 President and Chief Executive Officer Employment Agreements
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares issued and contributed pursuant (in shares)					51,784
Shares issued and contributed pursuant, Amount			$ 76,250	$ 72,500	$ 72,500
Shares issued and contributed pursuant, Closing price per share					$ 1.4
Number of shares issued			68,480			150,000
Number of shares issued, Exercise price (in dollars per share)						$ 1.25
Number of shares granted	21,000	1,994,000				150,000
Aggregate exercise amount						187,500
Reduction in accrued payroll						$ 187,500

COMMON STOCK (Detail Textuals 1) (USD $)	9 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended				2 Months Ended	5 Months Ended	6 Months Ended
	Sep. 30, 2012	Dec. 31, 2008	Dec. 31, 2007	Mar. 04, 2011 Consultant	Jan. 31, 2012 Consultant	Sep. 30, 2011 New Investors	Jan. 31, 2012 Investor Relations Consultant	Mar. 31, 2012 Standby Equity Distribution Agreement	Feb. 29, 2012 Standby Equity Distribution Agreement	Jan. 31, 2012 Standby Equity Distribution Agreement	Jun. 30, 2011 Standby Equity Distribution Agreement	Dec. 31, 2011 Standby Equity Distribution Agreement	Jun. 30, 2011 Standby Equity Distribution Agreement
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares issued	68,480					130,438		25,712	17,705	25,063	244,216	111,175	193,442
Proceeds from issuance of common stock	$ 1,267,540					$ 265,000		$ 25,000	$ 25,000	$ 40,000		$ 230,000	$ 165,000
Number of shares issued for services	1,994			15,000	1,994		15,000
Proceeds from issuance of common stock	3,248	7,501	750	6,750	3,250		15,000
Equity purchase agreement commitment fees											$ 300,000

COMMON STOCK (Detail Textuals 2) (USD $)	9 Months Ended		12 Months Ended						84 Months Ended	1 Months Ended			1 Months Ended			0 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Sep. 30, 2012	Mar. 30, 2012 Officers and Directors	Sep. 30, 2012 Officers and Directors	May 31, 2012 Officers and Directors	May 31, 2012 Officers and Directors Rights	Mar. 30, 2012 Officers and Directors Rights	Mar. 31, 2012 Officers and Directors Rights	Dec. 08, 2011 Foreign Consultants Restricted Stock Consultant
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common stock issued	215,000															215,000
Issuance of common stock for consulting services	$ 3,248					$ 7,501	$ 750									$ 299,710
Closing trading price													$ 1.5			$ 1.7
Restricted stock discount																18.00%
Method of discount calculation																Finnerty Method
Number of foreign consultants																6
Number of shares issued	68,480														1,014,032
Proceeds from issuance of common stock	1,267,540														1,267,540
Proceeds from the Rights Offering concluded March 30, 2012	731,639								731,639 [1]	1,267,540				1,267,540	1,267,540
Issuance of common stock for cash (in shares)	68,480														585,311
Issuance of common stock for cash	89,932		265,000	304,500	1,400	235,200	755,000	20,000							731,639
Number of shares issued for repayment of debt										428,721				428,721	428,721
Value of shares issued for repayment of debt															535,901
Due to officers or stockholders											506,750	506,750			506,750
Number of shares issued and contributed pursuant (in shares)													50,834
Shares issued and contributed pursuant, Amount	$ 76,250	$ 72,500											$ 76,250

[1]	As Restated - Note 10

STOCK OPTIONS AND WARRANTS - Summary of stock option activity under plan (Details) (USD $)	1 Months Ended		9 Months Ended	3 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Sep. 30, 2012 Stock Options	Sep. 30, 2012 2003 Stock Option Plan Stock Options	Jun. 30, 2012 2003 Stock Option Plan Stock Options	Mar. 31, 2012 2003 Stock Option Plan Stock Options	Sep. 30, 2011 2003 Stock Option Plan Stock Options	Jun. 30, 2011 2003 Stock Option Plan Stock Options	Mar. 31, 2011 2003 Stock Option Plan Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding				2,311,000	2,288,000	344,000	534,000	528,000	528,000
Granted	21,000	1,994,000			23,000	1,994,000		6,000
Forfeited / Expired						(50,000)
Outstanding			2,311,000	2,311,000	2,311,000	2,288,000	384,000	534,000	528,000
Exercisable			2,281,000	2,281,000	1,293,500	1,256,000	324,000	442,000	404,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price, Outstanding				$ 1.75	$ 1.75	$ 2.01	$ 1.95	$ 1.96	$ 1.96
Weighted Average Exercise Price, Granted					$ 1.7	$ 1.7		$ 0.85
Weighted Average Exercise Price, Exercised							$ 1.25
Weighted Average Exercise Price, Forfeited / Expired						$ 1.7
Weighted Average Exercise Price, Outstanding			$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 2.23	$ 1.95	$ 1.96
Weighted Average Exercise Price, Exercisable			$ 1.73	$ 1.73	$ 1.74	$ 1.74	$ 2.16	$ 1.82	$ 1.88
Weighted Average Remaining Contractual Term, Outstanding (in years)			11 months	1 year 3 months	1 year 6 months	5 years 8 months	4 years 28 days	4 years 3 months 29 days	4 years 6 months 29 days
Weighted Average Remaining Contractual Term, Granted (in years)					11 months	9 months		4 years 11 months
Weighted Average Remaining Contractual Term, Outstanding (in years)				11 months	1 year 3 months	1 year 6 months	5 years 3 months 29 days	4 years 28 days	4 years 3 months 29 days
Weighted Average Remaining Contractual Term, Exercisable (in years)				11 months	1 year 6 months	1 year 9 months	5 years	3 years 8 months	3 years 5 months
Aggregate Intrinsic Value, Outstanding				$ 63,160	$ 85,860	$ 90,360	$ 277,360	$ 1,360	$ 207,060
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Forfeited / Expired
Aggregate Intrinsic Value, Outstanding				402,410	63,160	85,860	717,820	277,360	1,360
Aggregate Intrinsic Value, Exercisable				$ 402,410	$ 63,160	$ 85,860	$ 629,020	$ 277,360	$ 1,360

STOCK OPTIONS AND WARRANTS - Summary of status of company's nonvested shares and changes (Details 1) (Nonvested shares)	3 Months Ended
	Sep. 30, 2012 Price	Jun. 30, 2012 Price	Mar. 31, 2012 Price	Sep. 30, 2011 Price	Jun. 30, 2011 Price	Mar. 31, 2011 Price
Nonvested shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Shares, Nonvested shares	1,017,500	1,032,000	60,000	92,000	124,000	124,000
Number of Shares, Granted		23,000	1,994,000		6,000
Number of Shares, Forfeited / Expired			(50,000)
Number of Shares, Vested	987,500	(37,500)	(972,000)	(32,000)	(38,000)
Number of Shares, Nonvested shares	30,000	1,017,500	1,032,000	60,000	92,000	124,000
Weighted Average Exercise Price, Nonvested shares	1.75	1.75	2.6	2.6	2.25	2.25
Weighted Average Exercise Price, Granted		1.7	1.7		0.85
Weighted Average Exercise Price, Forfeited / Expired			1.7
Weighted Average Exercise Price, Vested	1.73	1.7	1.7	2.6	1.19
Weighted Average Exercise Price, Nonvested shares	2.6	1.75	1.75	2.6	2.6	2.25
Weighted Average Remaining Contractual Term, Nonvested shares (in years)	9 months 29 days	1 year 28 days	6 years 9 months	7 years 3 months	7 years 28 days	7 years 3 months 29 days
Weighted Average Remaining Contractual Term, Granted (in years)		11 months	1 year		4 years 11 months
Weighted Average Remaining Contractual Term, Forfeited / Expired (in years)			11 months
Weighted Average Remaining Contractual Term, Vested (in years)	5 months	9 months	1 year	6 years 9 months	5 years 8 months
Weighted Average Remaining Contractual Term, Nonvested shares (in years)	6 years 28 days	9 months 29 days	1 year 28 days	7 years 28 days	7 years 3 months	7 years 29 days

STOCK OPTIONS AND WARRANTS - Summary of stock options outstanding (Details 2) (Stock Options, USD $)	9 Months Ended
	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	2,311,000
Number Exercisable	2,281,000
Stock Options Outstanding Weighted Average Exercise Price	$ 1.75
Year Granted 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	160,000
Number Exercisable	160,000
Stock Options Outstanding Weighted Average Exercise Price	$ 1.25
Expiration Date	Mar 31, 2017
Year Granted 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	12,000
Number Exercisable	12,000
Stock Options Outstanding Weighted Average Exercise Price	$ 4.5
Expiration Date	Oct 29, 2012
Year Granted 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	6,000
Number Exercisable	6,000
Stock Options Outstanding Weighted Average Exercise Price	$ 4
Expiration Date	Dec 31, 2012
Year Granted 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	150,000	[1]
Number Exercisable	120,000	[1]
Stock Options Outstanding Weighted Average Exercise Price	$ 2.6	[1]
Expiration Date	Sep 23, 2018	[1]
Year Granted 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	6,000
Number Exercisable	6,000
Stock Options Outstanding Weighted Average Exercise Price	$ 2.6
Expiration Date	Sep 23, 2013
Year Granted 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	4,000
Number Exercisable	4,000
Stock Options Outstanding Weighted Average Exercise Price	$ 0.51
Expiration Date	Jun 30, 2015
Year Granted 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	6,000
Number Exercisable	6,000
Stock Options Outstanding Weighted Average Exercise Price	$ 0.85
Expiration Date	May 16, 2016
Year Granted 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	1,965,000
Number Exercisable	1,965,000
Stock Options Outstanding Weighted Average Exercise Price	$ 1.7
Expiration Date	Dec 31, 2012
Year Granted 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	2,000
Number Exercisable	2,000
Stock Options Outstanding Weighted Average Exercise Price	$ 1.7
Expiration Date	Apr 12, 2017

[1]	(A) The 30,000 unvested options relating to the 2008 grant are scheduled to vest on September 24, 2013.

STOCK OPTIONS AND WARRANTS - Summary providing information about stock options outstanding (Details 3) (Stock Options, USD $)	9 Months Ended
Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Outstanding Number of Shares	2,311,000
Stock Options Outstanding Weighted Average Exercise Price	$ 1.75
Weighted Average Remaining Contractual Term (in years)	11 months
Exercisable Number of Shares	2,281,000
Exercisable Weighted Average Exercise Price	$ 1.73
Dollar 0.50 To Dollar 1.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 0.5
Upper Range of Exercise Prices	$ 1
Stock Options Outstanding Number of Shares	10,000
Stock Options Outstanding Weighted Average Exercise Price	$ 0.71
Weighted Average Remaining Contractual Term (in years)	3 years 3 months 29 days
Exercisable Number of Shares	10,000
Exercisable Weighted Average Exercise Price	$ 0.71
Dollar 1.01 To Dollar 2.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 1.01
Upper Range of Exercise Prices	$ 2
Stock Options Outstanding Number of Shares	2,127,000
Stock Options Outstanding Weighted Average Exercise Price	$ 1.67
Weighted Average Remaining Contractual Term (in years)	6 months 29 days
Exercisable Number of Shares	2,127,000
Exercisable Weighted Average Exercise Price	$ 1.67
Dollar 2.00 To Dollar 3.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 2
Upper Range of Exercise Prices	$ 3
Stock Options Outstanding Number of Shares	156,000
Stock Options Outstanding Weighted Average Exercise Price	$ 2.6
Weighted Average Remaining Contractual Term (in years)	5 years 9 months 29 days
Exercisable Number of Shares	126,000
Exercisable Weighted Average Exercise Price	$ 2.6
Dollar 4.00 To Dollar 5.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 4
Upper Range of Exercise Prices	$ 5
Stock Options Outstanding Number of Shares	18,000
Stock Options Outstanding Weighted Average Exercise Price	$ 4.33
Weighted Average Remaining Contractual Term (in years)	2 months
Exercisable Number of Shares	18,000
Exercisable Weighted Average Exercise Price	$ 4.33

STOCK OPTIONS AND WARRANTS (Detail Textuals) (2003 Stock Option Plan, Stock Options)	Dec. 30, 2009
2003 Stock Option Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue	2,500,000

STOCK OPTIONS AND WARRANTS (Detail Textuals 1) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		75 Months Ended	84 Months Ended		1 Months Ended			6 Months Ended	1 Months Ended	9 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012		Jan. 31, 2012 Stock Options Individuals Individual	Jan. 31, 2012 Stock Options Officer	Jan. 31, 2012 Stock Options Independent Director Individual Director	Jun. 30, 2012 Stock Options Independent Director	Jan. 31, 2012 Stock Options Deputy Managing Director Of Subsidiary	Sep. 30, 2012 Stock Options Deputy Managing Director Of Subsidiary	Jan. 02, 2012 Stock Options Son of the Company's President	Jan. 31, 2012 Stock Options Son of the Company's President	Jun. 30, 2012 Stock Options Son of the Company's President	Sep. 30, 2012 Stock Options Consultant	Dec. 31, 2011 Stock Options Consultant	Dec. 31, 2010 Stock Options Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of individuals												13		2
Number of officers													3
Number of independent directors														3
Number of shares granted	21,000	1,994,000										1,994,000	1,049,000	150,000		750,000		5,000	10,000
Deputy Managing Director of Omagine LLC who is also a consultant to Omagine who also holds																160,000
Weighted Average Exercise Price, Granted															$ 1.7	$ 1.25
Consulting fees per month																			$ 2,000
Consulting fees			192,509	90,409	553,413	139,809	413,130	52,207	1,223,650 [1]	1,777,063	[1]									1,000	18,000	24,000	20,000
Sponsorship fee			$ 30,220		$ 30,220					$ 30,220	[1]						$ 30,220

[1]	As Restated - Note 10

STOCK OPTIONS AND WARRANTS (Detail Textuals 2) (USD $)	1 Months Ended				6 Months Ended		0 Months Ended	1 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Jan. 31, 2012 January 2012 Options Individuals Individual	Jan. 31, 2012 January 2012 Options Independent Director Individual	Jun. 30, 2012 January 2012 Options Independent Director	Apr. 09, 2012 January 2012 Options Independent Director	Apr. 13, 2012 January 2012 Options Officers and Directors	Jan. 31, 2012 January 2012 Options Officers and Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options cancelled				50,000
Number of options vested						50,000
Number of shares granted	21,000	1,994,000	1,994,000	150,000			11,000	11,000
Number of individuals			13	2
Percentage of stock options vested				50.00%	50.00%
Exercise price					$ 1.7
Estimated fair value	$ 27,302	$ 1,701,000
Share price	$ 1.7	$ 1.7
Expected term	9 months	1 year
Additional expected term	6 months	6 months
Expected volatility rate	161.00%	161.00%
Risk free interest rate	0.10%	0.10%
Additional risk free interest rate	0.04%	0.04%
Pricing model	Black-Scholes option pricing model	Black-Scholes option pricing model

STOCK OPTIONS AND WARRANTS (Detail Textuals 3) (USD $)	3 Months Ended		9 Months Ended		84 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2012 Stock Options	Dec. 31, 2008 Stock Options	Sep. 30, 2012 Stock Options Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost						$ 493,335
Compensation cost expected to be recognized	$ 266,302	$ 18,433	$ 875,156	$ 148,049	$ 1,810,057	$ 440,269		$ 53,066
Unvested options granted							30,000

STOCK OPTIONS AND WARRANTS (Detail Textuals 4) (USD $)	9 Months Ended	12 Months Ended						84 Months Ended	1 Months Ended					1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Sep. 30, 2012	Mar. 30, 2012 Officers and Directors	Sep. 30, 2012 Officers and Directors	May 31, 2012 Officers and Directors	Sep. 30, 2012 Warrants	Mar. 31, 2012 Warrants	Mar. 30, 2012 Rights Officers and Directors	Mar. 31, 2012 Rights Officers and Directors	Mar. 30, 2012 Rights Warrants Shareholders
Class of Warrant or Right [Line Items]
Total number of rights entitled shareholders to subscribe																3,181,837
Subscription price												5	5			1.25
Total number of shares subscribed in the rights offering																1,014,032
Proceeds from the Rights Offering concluded March 30, 2012	$ 731,639							$ 731,639 [1]	$ 1,267,540					$ 1,267,540	$ 1,267,540
Issuance of common stock for cash	89,932	265,000	304,500	1,400	235,200	755,000	20,000								731,639
Issuance of common stock for cash (in shares)	68,480														585,311
Proceeds from the rights offering satisfied through the reduction of debt															535,901
Number of shares issued for repayment of debt									428,721					428,721	428,721
Due to officers and directors										$ 506,750	$ 506,750				$ 506,750

[1]	As Restated - Note 10

STOCK OPTIONS AND WARRANTS (Detail Textuals 5) (Warrants)	9 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants granted	6,363,674
Number of warrants exercisable	3,181,837
Number of warrants exercisable one	3,181,837
Exercise price of warrants	5	5
Exercise price of warrants one	10
Date of warrants expiry	Dec 31, 2013
California
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercisable	58,450
Number of warrants exercisable one	29,225
Number of warrants exercisable two	29,225
Exercise price of warrants
Exercise price of warrants one	5
Exercise price of warrants two	10

INCOME TAXES - Summary of deferred tax assets (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal net operating loss carry forwards	$ 4,716,000	$ 4,455,000
State and city net operating loss carry forwards net of federal tax benefit	1,347,000	1,272,000
Deferred Tax Assets, Gross	6,063,000	5,727,000
Less: Valuation allowance	(6,063,000)	(5,727,000)
Total

INCOME TAXES (Detail Textuals) (USD $)	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Federal net operating loss carry forwards	$ 13,474,000

COMMITMENTS - Summary of future minimum lease payments under non-cancelable operating leases (Details) (USD $)	Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
2012	$ 23,170
2013	9,466
Total	$ 32,636

COMMITMENTS (Detail Textuals) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 88,733	$ 110,620

COMMITMENTS (Detail Textuals 1) (Employment Agreements, USD $)	12 Months Ended	9 Months Ended
	Dec. 31, 2010 President and Chief Executive Officer	Sep. 30, 2012 President	Sep. 30, 2012 Vice-President and Secretary	Sep. 30, 2012 Controller and Principal Accounting Officer
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Annual base salary	$ 125,000	$ 125,000	$ 100,000	$ 80,000
Accrued officer's compensation		$ 241,904	$ 86,662	$ 92,550

COMMITMENTS (Detail Textuals 2) (Standby Equity Distribution Agreement, USD $)	1 Months Ended
Dec. 22, 2008
Standby Equity Distribution Agreement
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Percentage of the lowest daily volume weighted average price for a share considered as a base for fixing purchase price	95.00%
Number of trading days	5 days
Purchase Price	$ 5,000,000
Maximum limit for individual periodic sale of shares	$ 200,000

COMMITMENTS (Detail Textuals 3) (Standby Equity Distribution Agreement, Restricted Stock, USD $)	0 Months Ended	2 Months Ended
	Mar. 04, 2011	Jun. 30, 2011	Jun. 30, 2012	May 04, 2011
Standby Equity Distribution Agreement | Restricted Stock
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of restricted shares issued	176,471	67,745
Commitment fee			$ 150,000	$ 150,000
Commitment amount			$ 10,000,000	$ 5,000,000

COMMITMENTS (Detail Textuals 4) (Omagine Project)	Sep. 30, 2012 sqm
Omagine Project
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Project planned in area of land (Approximately 245 acres)	1,000,000

COMMITMENTS (Detail Textuals 5) (Omagine LLC Shareholder Agreement)	0 Months Ended		1 Months Ended		0 Months Ended		1 Months Ended
	Jun. 09, 2011 New Investors USD ($)	Jun. 09, 2011 New Investors OMR	May 31, 2011 New Investors USD ($)	May 31, 2011 New Investors OMR	Jun. 09, 2011 Omagine LLC USD ($)	Jun. 09, 2011 Omagine LLC OMR	May 31, 2011 Omagine LLC USD ($)	May 31, 2011 Omagine LLC OMR
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Capital contributions			$ 156,000	60,000			$ 19,500	7,500
Additional cash capital contributions	$ 69,233,125	26,628,125			$ 546,000	210,000
Percentage of share ownership							40.00%	40.00%

RELATED PARTY TRANSACTIONS (Detail Textuals) (Officers and Directors, USD $)	Sep. 30, 2012	Sep. 30, 2011
Officers and Directors
Related Party Transaction [Line Items]
Due to officers and directors	$ 0	$ 12,344

SUBSEQUENT EVENT (Detail Textuals) (USD $)	1 Months Ended		12 Months Ended	1 Months Ended		0 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Dec. 31, 2011	Dec. 26, 2012 Subsequent Event	Dec. 26, 2012 Subsequent Event January 2012 Options	Jan. 15, 2013 Subsequent Event Plan 401 K
Subsequent Event [Line Items]
Options outstanding				1,965,000
Estimated fair value	$ 27,302	$ 1,701,000		$ 1,373,326	$ 1,685,629
Share price	$ 1.7	$ 1.7		$ 1.77
Expected term	9 months	1 year		370 days
Expected volatility rate	161.00%	161.00%		125.00%
Risk free interest rate	0.10%	0.10%		0.16%
Number of shares granted	21,000	1,994,000				2,000
Stock options exercise price (in dollars per share)						$ 1.38
Stock options exercised by officers (in shares)						55,253
Value of shares of common stock on exercise of options			$ 187,500			$ 76,250
Closing bid price						$ 1.38

RESTATEMENT OF FINANCIAL STATEMENTS (Detail Textuals) (USD $)	0 Months Ended	12 Months Ended		75 Months Ended	84 Months Ended
	May 01, 2006	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Restatement Of Financial Statements [Abstract]
Amount received from State of Qatar for settlement of real estate development dispute	$ 1,000,000			$ 1,004,666 [1]	$ 1,004,666 [1]

[1]	As Restated - Note 10